                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  September 1, 2007 -- November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Schwab Investments
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
  39.9%  U.S. GOVERNMENT SECURITIES                  228,817            233,422
  24.1%  CORPORATE BONDS                             145,237            140,872
  31.0%  MORTGAGE-BACKED SECURITIES                  181,076            181,306
   1.9%  ASSET-BACKED OBLIGATIONS                     11,132             11,136
   0.5%  PREFERRED STOCK                               3,235              2,773
   1.8%  SHORT-TERM INVESTMENTS                       10,588             10,591
--------------------------------------------------------------------------------
  99.2%  TOTAL INVESTMENTS                            580,085           580,100
  33.6%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                           196,315           196,315
(32.8)%  OTHER ASSETS AND
         LIABILITIES                                                   (191,423)
--------------------------------------------------------------------------------
 100.0%     NET ASSETS                                                  584,992

SECURITY                                           FACE AMOUNT          VALUE
               RATE, MATURITY DATE                 ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES 39.9% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 14.8%
--------------------------------------------------------------------------------
FANNIE MAE
   3.38%, 12/15/08 (e)                                  15,000            14,906
FEDERAL HOME LOAN BANK
   4.63%, 02/18/11                                      15,000            15,410
   4.63%, 10/10/12 (e)                                  55,000            56,486
                                                                     -----------
                                                                          86,802
U.S. TREASURY OBLIGATIONS 25.1%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   4.63%, 07/31/09 (e)                                  20,000            20,494
   4.00%, 09/30/09 (e)                                  62,000            63,022
   4.50%, 05/15/10 (e)                                  33,200            34,367
   4.63%, 07/31/12 (e)                                     966             1,016
   4.13%, 08/31/12 (e)                                   4,500             4,636
   4.25%, 09/30/12 (e)                                   6,800             7,049
   3.38%, 11/30/12                                      15,000            14,978
   12.00%, 08/15/13 (b)(e)                               1,000             1,058
                                                                     -----------
                                                                         146,620
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $228,817)                                                          233,422
                                                                     -----------

CORPORATE BONDS 24.1% OF NET ASSETS

FINANCE 15.2%
--------------------------------------------------------------------------------
BANKING 7.8%
AGFIRST FARM CREDIT BANK
   6.59%, 06/29/49 (b)(c)                                1,500             1,488
BARCLAYS BANK PLC
   7.38%, 12/15/11 (b)(c)(f)                             4,000             4,217
BBVA BANCOMER CAPITAL TRUST 1
   5.38%, 07/22/15 (b)(c)                                2,000             2,044
BCI US FUNDING TRUST
   8.01%, 01/29/49 (b)(c)                                1,100             1,126
BNP US FUNDING LLC
   7.74%, 12/29/49 (b)(c)(f)                             5,000             5,000
DEUTSCHE BANK CAPITAL TRUST
   7.00%, 12/31/07 (a)                                   8,000             8,254
HSBC CAPITAL FUNDING LP
   9.55%, 12/31/49 (b)(c)                                6,500             7,143
ING CAPITAL FUNDING TRUST III
   8.44%, 12/29/49 (b)                                   3,000             3,186
PNC PREFERRED FUNDING TRUST I
   6.52%, 12/31/49 (b)(c)                                2,000             1,973
RBS CAPITAL TRUST IV
   6.00%, 12/31/07 (a)(b)                                5,500             5,314
UBS PREFERRED FUNDING TRUST I
   8.62%, 10/29/49 (b)                                   5,600             6,052
                                                                     -----------
                                                                          45,797

BROKERAGE 0.8%
LEHMAN BROTHERS HOLDING CAPITAL TRUST V
   5.95%, 02/29/08 (a)(b)                                3,000             2,557
LEHMAN BROTHERS HOLDINGS E-CAPITAL TRUST I
   5.69%, 02/19/08 (a)(b)                                2,000             1,874
                                                                     -----------
                                                                           4,431

FINANCE COMPANY 2.8%
COUNTRYWIDE FINANCIAL CORP.
   5.87%, 12/19/07 (a)                                     500               384
COUNTRYWIDE HOME LOAN
   4.25%, 12/19/07 (e)                                   5,400             5,347
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/65 (b)(c)                                2,000             1,995
RESIDENTIAL CAPITAL LLC
   6.22%, 12/10/07 (a)(e)                                4,800             4,056
   8.54%, 01/17/08 (a)(b)(c)                             3,800             1,653
SLM CORP.
   5.28%, 01/25/08 (a)                                   2,000             1,918
   5.29%, 01/25/08 (a)                                   1,000               986
                                                                     -----------
                                                                          16,339

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                           FACE AMOUNT          VALUE
               RATE, MATURITY DATE                 ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
INSURANCE 3.8%
AXA S.A.
   6.22%, 12/03/07 (a)                                  14,600            14,600
OIL INSURANCE LTD.
   7.56%, 12/29/49 (b)(c)                                1,000             1,030
STONEHEATH RE
   6.87%, 12/29/49                                       2,000             1,916
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS
   PASS-THROUGH
   5.66%, 12/10/07 (a)(b)(c)                             1,000               679
ZFS FINANCE USA TRUST I
   6.15%, 12/15/65 (b)(c)                                1,500             1,446
ZFS FINANCE USA TRUST III
   6.84%, 12/17/07 (a)(b)(c)                             2,500             2,433
                                                                     -----------
                                                                          22,104
                                                                     -----------
                                                                          88,671
INDUSTRIAL 7.1%
--------------------------------------------------------------------------------
COMMUNICATIONS 2.3%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)                                   3,340             3,459
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12                                         630               732
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                      2,965             3,531
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)(e)                                1,000             1,044
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                      2,000             2,365
US UNWIRED, INC.
   10.00%, 06/15/12 (b)                                  2,450             2,618
                                                                     -----------
                                                                          13,749

CONSUMER CYCLICAL 3.5%
CVS CAREMARK CORP.
   6.30%, 06/01/37 (b)                                   3,000             2,942
D.R. HORTON, INC.
   8.00%, 02/01/09                                       2,000             1,921
FORD MOTOR CREDIT CO.
   7.99%, 01/14/08 (a)                                   2,000             1,744
KB HOME
   7.75%, 02/01/10 (b)                                   1,000               940
ROYAL CARIBBEAN CRUISES
   8.75%, 02/02/11                                       1,000             1,074
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13 (c)                                     790               809
TOLL CORP.
   8.25%, 02/01/11 (b)                                   6,665             6,265
   8.25%, 12/01/11 (b)                                   1,545             1,460
VIACOM, INC.
   5.75%, 04/30/11 (b)                                   3,000             3,047
                                                                     -----------
                                                                          20,202

CONSUMER NON-CYCLICAL 0.2%
REYNOLDS AMERICAN, INC.
   7.25%, 06/01/12 (b)(c)                                1,000             1,077

ENERGY 1.1%
DELEK & AVNER-YAM TETHYS LTD.
   6.01%, 02/01/08 (a)(b)(c)                             1,253             1,251
HUSKY OIL LTD.
   8.90%, 08/15/28 (b)                                   2,000             2,030
XTO ENERGY, INC.
   7.50%, 04/15/12 (b)                                   2,960             3,289
                                                                     -----------
                                                                           6,570
                                                                     -----------
                                                                          41,598

UTILITIES 1.8%
--------------------------------------------------------------------------------

ELECTRIC 0.9%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (b)                                   2,974             3,304
ENTERGY GULF STATES, INC.
   4.88%, 11/01/11 (b)                                   2,000             1,959
                                                                     -----------
                                                                           5,263

NATURAL GAS 0.9%
KINDER MORGAN ENERGY PARTNERS LP
   7.50%, 11/01/10 (b)                                   4,000             4,298
WILLIAMS PARTNERS LP/WILLIAMS PARTNERS FINANCE
   CORP.
   7.50%, 06/15/11 (b)                                   1,000             1,042
                                                                     -----------
                                                                           5,340
                                                                     -----------
                                                                          10,603
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $145,237)                                                          140,872
                                                                     -----------

MORTGAGE-BACKED SECURITIES 31.0% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 26.7%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
Series 2004-3 Class 6A3
   4.48%, 10/25/34 (b)                                     258               257
Series 2005-3 Class 2A3
   4.99%, 09/25/35 (b)                                  10,000             9,579
Series 2007-A Class 13A1
   6.10%, 01/25/37 (b)(c)                                4,541             4,362
Series 2005-1 Class 7A2
   5.29%, 06/25/45 (b)                                   4,944             4,766
BANC OF AMERICA FUNDING CORP.
   Series 2006-B Class 6A1
   5.88%, 03/20/36 (b)                                   1,325             1,323
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
   4.50%, 11/25/18 (b)                                   5,265             5,178
Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)                                   5,000             5,029
Series 2004-4 Class A3
   5.25%, 06/25/34 (b)                                     951               949
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2003-1 Class WA1
   6.50%, 06/25/16 (b)                                     128               132

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                           FACE AMOUNT          VALUE
               RATE, MATURITY DATE                 ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
Series 2005-WF2 Class AF4
   4.96%, 08/25/35 (b)                                     690               684
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2003-6T2 Class A2
   5.00%, 06/25/33 (b)                                      79                79
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)                                   3,816             3,815
Series 2005-J8 Class1A3
   5.50%, 07/25/35 (b)                                     218               214
COUNTRYWIDE HOME LOANS
   Series 2005-HYBI Class 4A1
   5.15%, 03/25/35 (b)                                     240               240
GSR MORTGAGE LOAN TRUST
   Series 2004-5 Class 3A2
   4.70%, 05/25/34 (b)                                   5,000             4,948
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2007-AR1 Class 2A1
   5.71%, 04/25/37 (b)                                   7,461             7,452
Series 2007-AR5 Class 2A1
   6.12%, 05/25/37 (b)                                  14,180            14,019
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)                                   5,707             5,745
Series 2007-A1 Class 2A1
   5.94%, 03/25/37 (b)                                   4,664             4,596
MASTR ASSET SECURITIZATION TRUST
   Series 2003-10 Class 2A1
   4.50%, 11/25/13 (b)                                     268               265
MERRILL LYNCH ALTERNATIVE NOTE ASSET
   Series 2007-AF1 Class 1AF6
   6.00%, 06/25/37 (b)                                   9,458             9,483
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-9 Class 2A
   6.37%, 12/01/07 (a)(b)                                2,251             2,292
Series 2004-1 Class 1A8
   4.75%, 11/25/18 (b)                                   1,393             1,394
Series 2007-11AR Class 1A1
   6.28%, 07/25/37 (b)                                   7,554             7,567
Series 2007-6XS Class 1A2S
   5.50%, 02/25/47 (b)                                   4,409             4,413
NOMURA ASSET ACCEPTANCE CORP.
   Series 2004-AR1 Class 4A
   7.43%, 08/25/34 (b)                                   5,435             5,633
OPTEUM MORTGAGE ACCEPTANCE CORP.
   Series 2005-5 Class 2A1A
   5.47%, 12/25/35 (b)                                      72                72
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2006-QA1 Class A21
   5.97%, 01/25/36 (b)                                   5,049             5,033
Series 2006-QS11 Class 1A2
   6.00%, 08/25/36 (b)                                   5,714             5,740
Series 2006-QS8 Class A1
   6.00%, 08/25/36 (b)                                  11,380            11,242
RESIDENTIAL ASSET SECURITIZATION TRUST
Series 2007-A1 Class A8
   6.00%, 03/25/37 (b)                                  14,082            14,047
Series 2007-A7 Class A5
   6.00%, 07/25/37 (b)                                   5,894             5,895
STRUCTURED ASSET SECURITIES CORP.
   Series 2005-2XS Class 1A5A
   4.65%, 02/25/35 (b)                                   5,000             4,866
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2006-2 Class 2A3
   5.50%, 03/25/36 (b)                                     683               687
Series 2006-AR11 Class A4
   5.52%, 08/25/36 (b)                                   4,033             3,994
                                                                     -----------
                                                                         155,990
COMMERCIAL MORTGAGE BACKED SECURITIES 4.3%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
   Series 2005-RR Class A1FL
   5.08%, 12/22/07 (a)(b)                                3,999             3,990
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL3 Class A1
   5.94%, 03/23/45                                      14,898            15,396
Series 2007-SL2 Class A1
   5.31%, 12/25/47 (b)(c)                                5,914             5,930
                                                                     -----------
                                                                          25,316
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $181,076)                                                          181,306
                                                                     -----------

ASSET-BACKED OBLIGATIONS 1.9% OF NET ASSETS
ACE SECURITIES CORP.
   Series 2004-HE1 Class M1
   5.29%, 12/26/07 (a)(b)                                  466               465
ARIA CDO I (JERSEY) LTD.
   Series 1A-3 Class B1U5
   6.28%, 04/07/08 (a)(b)(c)                             4,000             3,999
FREMONT HOME LOAN TRUST
   Series 2003-B Class M2
   6.41%, 12/26/07 (a)(b)                                1,012               981
LONG BEACH MORTGAGE LOAN TRUST
Series 2004-1 Class M6
   6.19%, 12/26/07 (a)(b)                                1,500             1,351
Series 2003-4 Class M3
   6.94%, 12/26/07 (a)(b)                                1,063               912
USXL FUNDING LLC
   Series 2006-1A Class A
   5.38%, 04/15/14 (b)(c)(f)                             3,407             3,429
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $11,132)                                                            11,136
                                                                     -----------

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
--------------------------------------------------------------------------------
PREFERRED STOCK 0.5% OF NET ASSETS
FIRST REPUBLIC PREFERRED CAPITAL CORP. (b)(c)              300               333
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)               2,000             2,440
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $3,235)                                                              2,773
                                                                     -----------

SECURITY                                           FACE AMOUNT          VALUE
               RATE, MATURITY DATE                 ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.6%
--------------------------------------------------------------------------------
KINDER MORGAN ENERGY
   5.05%, 12/03/07                                       6,000             6,000
   5.10%, 12/05/07                                       3,700             3,699
                                                                     -----------
                                                                           9,699
REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   dated 11/30/07, due 12/03/07 at 4.33%, with a
   maturity value of $495 (fully collateralized by
   Federal Home Loan Bank with a value of $511).           495               495

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   3.03%, 02/28/08 (d)                                     400               397
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $10,588)                                                            10,591
                                                                     -----------

END OF INVESTMENTS.

At 11/30/07, the tax basis cost of the fund's investments was $580,105, and the unrealized appreciation and depreciation were $6,894 and ($6,899) respectively, with a net unrealized depreciation of ($5).

(a)   Variable-rate security.
(b)   Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $53,417 or 9.1% of net assets.
(d) All or a portion of this security is held as collateral for open future contracts.
(e)   All or a portion of this security is on loan.
(f)   Credit-enhanced security.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
--------------------------------------------------------------------------------
COLLATERAL INVESTED FOR SECURITIES ON LOAN 33.6%
OF NET ASSETS

STATE STREET NAVIGATOR LENDING PRIME PORTFOLIO     196,315,288           196,315

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 11/30/07. All numbers are x1,000 except number of futures contracts.

                                       NUMBER OF    CONTRACT    UNREALIZED
                                       CONTRACTS     VALUE        LOSSES
FUTURES CONTRACTS
2 YEARS, LONG, U.S. TREASURY NOTE,
   expires 03/31/08                          705     148,127          (275)
5 YEARS, SHORT, U.S. TREASURY NOTE,
   expires 03/31/08                         (107)     11,782           (35)
                                                                ----------
NET UNREALIZED LOSSES                                                 (310)
                                                                ----------

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  57.8%  MORTGAGE-BACKED SECURITIES                     925,334         932,059
  28.8%  CORPORATE BONDS                                477,435         464,089
  17.0%  U.S. GOVERNMENT SECURITIES                     260,057         273,465
   3.1%  ASSET-BACKED OBLIGATIONS                        50,719          50,324
   1.2%  PREFERRED STOCK                                 21,577          20,047
   3.0%  SHORT-TERM INVESTMENTS                          49,140          49,155
--------------------------------------------------------------------------------
 110.9%  TOTAL INVESTMENTS                            1,784,262       1,789,139
 (2.2)%  SHORT SALES                                    (35,087)        (35,355)
 17.2 %  COLLATERAL INVESTED FOR SECURITIES
         ON LOAN                                        277,858         277,858
(25.9)%  OTHER ASSETS AND LIABILITIES                                  (418,317)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,613,325

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
MORTGAGE-BACKED SECURITIES 57.8% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 30.0%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
Series 2007-A Class 13A1
   6.10%, 01/25/37 (b)(c)(d)                              9,082            8,723
Series 2005-1 Class 7A2
   5.29%, 06/25/45 (b)(d)                                14,614           14,087
BANC OF AMERICA ALTERNATIVE LOAN TRUST
Series 2003-11 Class 15IO (I/O)
   0.35%, 01/25/19 (b)(d)                                39,368              426
Series 2005-2 Class CBIO (I/O)
   5.50%, 03/25/35 (b)                                    4,610              833
Series 2006-4 Class 3CB6
   6.00%, 05/25/36 (b)(d)                                10,217           10,148
BANC OF AMERICA FUNDING CORP.
Series 2007-3 Class XPO (P/O)
   0.00%, 09/25/34 (b)                                    2,950            1,846
Series 2007-4 Class SPO (P/O)
   0.00%, 11/25/34 (b)                                    2,350            1,467
Series 2006-E Class 2A1
   5.83%, 06/20/36 (b)(d)                                 4,428            4,445
Series 2007-2 Class 30PO (P/O)
   0.00%, 03/25/37 (b)                                    3,680            2,410
Series 2007-8 Class 4PO (P/O)
   0.00%, 10/25/37 (b)                                    2,085            1,331
BANC OF AMERICA MORTGAGE SECURITIES, INC.
   Series 2007-3 Class 1 (P/O)
   0.00%, 09/25/37 (b)                                    5,241            4,176
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
Series 2003-8 Class 5A
   4.41%, 01/25/34 (b)(d)                                 7,645            7,558
Series 2004-12 Class 1A1
   4.24%, 02/25/35 (b)                                    2,474            2,479
CHASE MORTGAGE FINANCE CORP.
   Series 2007-A1 Class 12A3
   5.94%, 03/25/37 (b)                                   10,290           10,205
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
   4.50%, 11/25/18 (b)                                      790              777
Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)(d)                                 5,291            5,322
Series 2003-11 Class 1A4
   5.25%, 12/25/33 (b)(d)                                 1,000              962
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2004-J2 Class 2X (I/O)
   0.44%, 03/25/34 (b)                                   12,909              156
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                                 3,180            3,179
Series 2007-3T1 Class 1A9
   6.00%, 04/25/37 (b)(d)                                20,000           19,600
Series 2007-19 Class 1A8
   6.00%, 07/25/37 (b)(d)                                 9,576            9,519
COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH
   TRUST
Series 2003-J6 Class 1A1
   5.50%, 08/25/33 (b)(d)                                 4,072            4,064
Series 2003-56 Class 4A2
   4.94%, 12/25/33 (b)(d)                                 6,830            6,670
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-8 Class AP (P/O)
   0.00%, 10/25/21 (b)                                      182              144
Series 2006-5 Class DX (I/O)
   6.50%, 06/25/36 (b)(d)                                10,044            1,626
Series 2006-9 Class 5A1
   5.50%, 11/25/36 (b)(d)                                26,415           26,286
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
   Series 2003-8 Class 4PPA
   5.75%, 04/22/33 (b)                                      529              507
CSAB MORTGAGE BACKED TRUST
   Series 2007-1 Class 2A5
   5.50%, 12/25/37 (b)(d)                                27,072           25,941

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2006-AR5 Class 22A
   5.50%, 10/25/21 (b)(d)                                 8,479            8,444
Series 2006-AR5 Class 23A
   6.00%, 10/25/21 (b)(d)                                11,704           11,770
Series 2005-6 Class 1A3
   5.50%, 12/25/35 (b)(d)                                 9,450            9,430
FIRST HORIZON ASSET SECURITIES, INC.
   Series 2003-8 Class 1A31
   4.00%, 10/25/33 (b)                                      400              397
GSAA HOME EQUITY TRUST
   Series 2004-NC1 Class AF6
   4.76%, 11/25/33 (b)(d)                                 7,000            6,987
GSR MORTGAGE LOAN TRUST
   Series 2004-5 Class 3A2
   4.70%, 05/25/34 (b)(d)                                10,000            9,896
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2007-AR1 Class 2A1
   5.71%, 04/25/37 (b)(d)                                11,192           11,178
Series 2007-AR5 Class 2A1
   6.12%, 05/25/37 (b)(d)                                 9,453            9,346
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                                11,413           11,491
Series 2007-A1 Class 2A1
   5.94%, 03/25/37 (b)(d)                                 9,328            9,192
JP MORGAN MORTGAGE TRUST
Series 2007-A1 Class 6A1
   4.78%, 02/25/37 (b)(d)                                13,820           13,635
Series 2007-A2 Class 3A3
   5.86%, 04/25/37 (b)(d)                                50,000           49,190
Series 2007-A3 Class 2A3
   5.84%, 05/25/37 (b)                                   15,991           15,933
LEHMAN MORTGAGE TRUST
   Series 2006-1 Class 1A4
   5.50%, 02/25/36 (b)                                    5,499            4,137
MASTR SEASONED SECURITIES TRUST
   Series 2005-1 Class 2A1
   6.20%, 09/25/17 (b)(d)                                   861              882
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-9 Class 1A
   6.14%, 11/27/34 (b)(d)                                   446              454
Series 2006-2 Class 4A
   6.00%, 02/25/36 (b)(d)                                11,337           11,152
Series 2006-2 Class 6A
   6.50%, 02/25/36 (b)(d)                                 6,371            6,452
Series 2007-6XS Class 1A2S
   5.50%, 02/25/47 (b)(d)                                 8,818            8,827
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2006-QA1 Class A21
   5.97%, 01/25/36 (b)(d)                                10,098           10,065
Series 2006-QS11 Class 1A2
   6.00%, 08/25/36 (b)(d)                                11,428           11,480
Series 2006-QS8 Class A1
   6.00%, 08/25/36 (b)(d)                                18,966           18,737
RESIDENTIAL ASSET SECURITIZATION TRUST
   Series 2007-A1 Class A8
   6.00%, 03/25/37 (b)(d)                                29,924           29,849
SEQUOIA MORTGAGE TRUST
Series 2004-4 Class B1
   5.24%, 12/20/07 (a)(b)(d)                              2,137            2,091
Series 2004-4 Class B2
   5.64%, 12/20/07 (a)(b)(d)                              1,710            1,707
STRUCTURED ASSET SECURITIES CORP.
Series 2003-20 Class 2A3
   4.50%, 07/25/18 (b)(d)                                   859              739
Series 2002-AL1 Class A2
   3.45%, 02/25/32 (b)(d)                                 1,501            1,321
Series 2004-2AC Class A1
   5.07%, 02/25/34 (b)                                    1,654            1,651
Series 2005-2XS Class 1A5A
   4.72%, 02/25/35 (b)(d)                                 5,000            4,866
WAMU MORTGAGE PASS-THROUGH CERTIFICATES
   Series 2007-HY7 Class 3A1
   5.92%, 06/01/37 (b)(d)                                19,446           19,351
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2003-J Class 2A7
   4.45%, 10/25/33 (b)                                    4,285            4,144
Series 2003-J Class 1A4
   4.61%, 10/25/33 (b)                                    5,000            4,813
                                                                     -----------
                                                                         484,494
COMMERCIAL MORTGAGE BACKED SECURITIES  5.5%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
   Series 2005-RR Class A1FL
   5.08%, 12/24/07 (a)(b)(d)                             10,999           10,974
BANC OF AMERICA COMMERCIAL MORTGAGE, INC.
Series 2006-1 Class A2
   5.33%, 09/10/45 (b)(d)                                 9,000            9,113
Series 2007-1 Class A4
   5.45%, 01/15/49 (b)(d)                                27,000           26,924
CITIGROUP/DEUTSCHE BANK COMMERCIAL MORTGAGE
   TRUST
   Series 2005-CD1 Class A3
   5.23%, 07/15/44 (b)                                    5,000            5,027
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
   Series 2006-C1 Class A2
   5.51%, 08/14/10 (a)(b)(d)                              7,000            7,107
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL3 Class A1
   5.94%, 03/23/45 (d)                                   14,898           15,396
Series 2007-SL2 Class A1
   5.31%, 12/25/47 (b)(c)(d)                             13,800           13,838
                                                                     -----------
                                                                          88,379
U.S. GOVERNMENT AGENCY MORTGAGES  22.3%
--------------------------------------------------------------------------------
FANNIE MAE
   5.50%, 12/01/13 to 03/01/35(d)                        56,075           56,423
   6.00%, 11/01/16 to 10/01/21(d)                         8,313            8,505

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
   4.00%, 07/01/18 (d)                                    4,285            4,142
   5.00%, 07/01/19 (d)                                      599              601
   6.50%, 09/01/22 to 12/01/34(d)                        10,434           10,795
   5.00%, 07/01/23 to 06/01/36                            1,255            1,246
   4.50%, 03/01/24 to 02/01/26                               --               --
   7.50%, 01/01/33 (d)                                    1,472            1,571
   6.17%, 08/01/35                                        5,424            5,510
   6.50%, 11/01/36 to 11/01/37                            3,285            3,380
   6.61%, 06/01/37                                        2,607            2,647
FANNIE MAE INTEREST STRIP
   5.00%, 01/01/34                                        5,504            1,352
   0.00%, 06/01/36 to 07/01/36                           13,933           11,285
   5.50%, 05/25/37 (b)                                    6,064            1,436
FANNIE MAE REMICS
   3.75%, 05/25/30 (d)                                    1,172            1,123
FANNIE MAE TBA
   4.00%, 12/17/22                                       37,500           36,012
   4.50%, 12/17/22                                       10,500           10,336
   5.00%, 12/17/22 to 12/12/37                          117,000          114,974
   6.00%, 12/17/22                                       34,000           34,760
FREDDIE MAC
   5.50%, 12/01/07                                        5,203            1,238
   6.00%, 04/18/08 to 04/04/10(d)                         6,522            6,660
   6.50%, 07/31/09 (d)                                    2,856            2,952
FREDDIE MAC REMICS
   4.00%, 07/21/09 (b)(d)                                 2,224            2,183
   3.50%, 03/13/12 (b)                                      757              747
FREDDIE MAC STRIPS
   0.00%, 05/02/13 (d)                                    3,793            3,241
GINNIE MAE
   7.50%, 09/25/08 (d)                                      755              806
   7.00%, 04/09/09 (d)                                    1,908            2,038
   4.50%, 11/12/09                                        3,779            3,815
   5.50%, 05/21/10 (d)                                    3,079            3,101
   6.50%, 05/03/11 (b)                                    2,393              485
   6.00%, 11/25/12 to 01/08/13                            4,249            4,359
GINNIE MAE TBA
   6.00%, 12/19/37                                       21,000           21,463
                                                                     -----------
                                                                         359,186
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $925,334)                                                          932,059
                                                                     -----------
CORPORATE BONDS  28.8% OF NET ASSETS

FINANCE  19.4%
--------------------------------------------------------------------------------
BANKING  10.0%
AGFIRST FARM CREDIT BANK
   6.59%, 06/29/49 (b)(c)(d)                              3,500            3,472
BARCLAYS BANK PLC
   7.43%, 09/29/49 (b)                                    3,000            3,040
   5.93%, 12/31/49 (b)(c)(d)                              5,000            4,554
BBVA BANCOMER CAPITAL TRUST 1
   5.38%, 07/22/15 (b)(c)(d)                              3,000            3,065
BNP PARIBAS
   7.20%, 06/25/37 (b)(c)                                 2,700            2,547
BNP US FUNDING LLC
   7.74%, 12/29/49 (b)(c)                                13,651           13,651
DEUTSCHE BANK CAPITAL TRUST
   7.00%, 12/31/07 (a)(b)                                10,200           10,524
FLEET CAPITAL TRUST V
   6.65%, 12/18/07 (a)(b)(d)                              5,000            4,888
HSBC CAPITAL FUNDING LP
   9.55%, 12/31/49 (b)(c)(d)                             17,115           18,809
ING CAPITAL FUNDING TRUST III
   8.44%, 12/29/49 (b)                                   10,000           10,620
JP MORGAN CHASE CAPITAL XIII
   6.15%, 12/31/07 (a)(b)(d)                              2,000            1,893
PNC PREFERRED FUNDING TRUST I
   6.52%, 12/31/49 (b)(c)(d)                              4,000            3,945
RBS CAPITAL TRUST IV
   6.00%, 12/31/07 (a)(b)(d)                             10,500           10,145
RESONA PREFERRED GLOBAL SECURITIES
   7.19%, 12/29/49 (b)(c)(d)                              4,000            3,811
ROYAL BANK OF SCOTLAND GROUP PLC
   7.64%, 03/31/49 (b)                                    5,000            5,085
SOCIETE GENERALE
   5.92%, 04/05/17 (b)(c)                                 3,000            2,754
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 12/29/49 (b)(c)                                44,650           46,114
UBS PREFERRED FUNDING TRUST I
   8.62%, 10/29/49 (b)                                   11,955           12,920
                                                                     -----------
                                                                         161,837
BROKERAGE  0.5%
LEHMAN BROTHERS HOLDING CAPITAL TRUST V
   5.96%, 02/29/08 (a)(b)                                 7,000            5,966
THE GOLDMAN SACHS GROUP, INC.
   6.25%, 09/01/17                                        2,000            2,077
                                                                     -----------
                                                                           8,043
FINANCE COMPANY  3.9%
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36 (d)                                    7,000            5,975
COUNTRYWIDE FINANCIAL CORP.
   5.87%, 12/19/07 (a)                                    1,730            1,329
COUNTRYWIDE HOME LOAN
   4.25%, 12/19/07 (e)                                   13,975           13,836
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/35 (b)(d)                                 5,850            5,308
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/65 (b)(c)(d)                              3,000            2,993
RESIDENTIAL CAPITAL LLC
   6.22%, 12/10/07 (a)(e)                                13,200           11,154
   8.54%, 01/17/08 (a)(b)(c)(d)                           8,400            3,654
SLM CORP.
   5.28%, 01/25/08 (a)(d)                                 3,350            3,213
   5.29%, 01/25/08 (a)(d)                                15,595           15,375
                                                                     -----------
                                                                          62,837

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
INSURANCE  4.8%
AMERICAN INTERNATIONAL GROUP
   6.25%, 03/15/37 (b)(d)                                 3,000            2,693
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/66 (b)(d)                                 2,000            1,935
AXA S.A.
   6.22%, 12/03/07 (a)(b)                                45,000           45,000
   6.38%, 12/14/49 (b)(c)(d)                              2,000            1,698
HIGHMARK, INC.
   6.80%, 08/15/13 (b)(c)(d)                              4,000            4,393
LIBERTY MUTUAL GROUP, INC.
   7.80%, 03/15/37 (b)(c)(d)                              4,700            4,284
OIL INSURANCE LTD.
   7.56%, 12/29/49 (b)(c)(d)                              4,000            4,119
STONEHEATH RE
   6.87%, 12/29/49 (b)                                    3,000            2,873
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS
   PASS-THROUGH
   5.66%, 12/10/07 (a)(b)(c)                              3,900            2,647
ZFS FINANCE USA TRUST I
   6.15%, 12/15/65 (b)(c)(d)                              2,500            2,411
ZFS FINANCE USA TRUST III
   6.84%, 12/17/07 (a)(b)(c)(d)                           5,000            4,867
                                                                     -----------
                                                                          76,920
REAL ESTATE INVESTMENT TRUST  0.2%
SIMON PROPERTY GROUP LP
   5.75%, 12/01/15 (b)(d)                                 3,000            2,959
                                                                     -----------
                                                                         312,596
INDUSTRIAL  8.0%
--------------------------------------------------------------------------------

BASIC INDUSTRY  0.4%
ABX FINANCING CO.
   6.35%, 10/15/36 (b)(c)(d)                              3,000            2,971
EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORP.
   10.63%, 05/01/11 (b)                                   3,000            3,150
                                                                     -----------
                                                                           6,121
COMMUNICATIONS  2.5%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)(d)                                 6,985            7,235
AMERICA MOVIL S.A. DE CV
   5.75%, 01/15/15 (b)(d)                                 3,000            3,053
BELLSOUTH CORP.
   6.55%, 06/15/34 (b)(d)                                 2,000            2,095
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12 (d)                                    4,000            4,650
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12 (d)                                   5,272            6,278
NEWS AMERICA, INC.
   6.65%, 11/15/37 (b)(c)                                 3,000            3,065
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)                                    2,604            2,719
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12 (d)                                   7,230            8,547
US UNWIRED, INC.
   10.00%, 06/15/12 (b)(d)                                2,000            2,137
                                                                     -----------
                                                                          39,779
CONSUMER CYCLICAL  3.3%
CVS CAREMARK CORP.
   6.30%, 06/01/37 (b)(d)                                 7,000            6,864
CVS LEASE PASS THROUGH
   6.04%, 12/11/28 (b)(c)(d)                              2,939            3,010
FORD MOTOR CREDIT CO.
   7.99%, 01/14/08 (a)(d)                                 3,000            2,616
   4.95%, 01/15/08                                        7,000            6,972
   6.63%, 06/16/08 (d)                                    1,525            1,500
KB HOME
   7.75%, 02/01/10 (b)(d)(e)                              2,000            1,880
PETRO STOPPING CENTERS LP/PETRO FINANCIAL CORP.
   9.00%, 02/15/12 (b)                                    3,000            3,128
ROYAL CARIBBEAN CRUISES LTD.
   6.75%, 03/15/08                                        4,425            4,456
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13 (c)(d)                                 1,575            1,612
TOLL CORP.
   8.25%, 02/01/11 (b)(d)                                13,776           12,950
   8.25%, 12/01/11 (b)(d)                                 5,895            5,571
VIACOM, INC.
   6.13%, 10/05/17 (b)                                    3,000            2,985
                                                                     -----------
                                                                          53,544
CONSUMER NON-CYCLICAL  0.6%
CORN PRODUCTS INTERNATIONAL, INC.
   6.00%, 04/17/17 (b)                                    2,000            2,092
REYNOLDS AMERICAN, INC.
   7.75%, 06/01/18 (b)                                    2,000            2,211
TESCO PLC
   5.50%, 11/15/17 (b)(c)                                 5,000            4,984
                                                                     -----------
                                                                           9,287
ENERGY  1.2%
DELEK & AVNER-YAM TETHYS LTD.
   6.01%, 02/01/08 (a)(b)(c)(d)                           1,879            1,876
HUSKY OIL LTD.
   8.90%, 08/15/28 (b)(d)                                 6,000            6,090
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13 (b)(d)                                 8,500            8,937
XTO ENERGY, INC.
   7.50%, 04/15/12 (b)(d)                                 3,000            3,333
                                                                     -----------
                                                                          20,236
                                                                     -----------
                                                                         128,967
UTILITIES  1.4%
--------------------------------------------------------------------------------

ELECTRIC  0.8%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (b)(d)                                 3,000            3,333
   6.25%, 02/01/37 (b)(d)                                 2,000            1,952
ENTERGY GULF STATES, INC.
   4.88%, 11/01/11 (b)(d)                                 3,000            2,938

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
MIDAMERICAN ENERGY HOLDINGS CO.
   6.13%, 04/01/36 (b)(d)                                 2,000            1,997
SOUTHERN CALIFORNIA EDISON CO.
   5.55%, 01/15/36 (b)(e)                                 2,000            1,909
                                                                     -----------
                                                                          12,129
NATURAL GAS  0.6%
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/66 (b)(d)                                 3,000            3,137
MAGELLAN MIDSTREAM PARTNERS
   5.65%, 10/15/16 (b)(d)                                 3,000            3,064
NORTHWEST PIPELINE CORP.
   7.00%, 06/15/16 (b)(d)                                 2,000            2,182
SOUTHERN NATURAL GAS CO.
   5.90%, 04/01/17 (b)(c)(d)                              2,000            2,014
                                                                     -----------
                                                                          10,397
                                                                     -----------
                                                                          22,526
                                                                     -----------
TOTAL CORPORATE BOND
(COST $477,435)                                                          464,089
                                                                     -----------

U.S. GOVERNMENT SECURITIES  17.0% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITY  0.3%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   4.63%, 10/10/12 (e)                                    5,000            5,135

U.S. TREASURY OBLIGATIONS  16.7%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS
   6.25%, 08/15/23 (d)(e)                                 5,000            6,041
   6.00%, 02/15/26 (d)(e)                                17,500           20,870
   5.25%, 02/15/29 (d)(e)                                34,000           37,751
   4.75%, 02/15/37 (e)                                   21,400           22,602
U.S. TREASURY NOTES
   4.00%, 08/31/09 (e)                                   10,000           10,158
   4.00%, 09/30/09 (e)                                    8,000            8,132
   4.50%, 05/15/10 (e)                                    4,500            4,658
   4.63%, 07/31/12 (e)                                      966            1,015
   4.13%, 08/31/12 (e)                                    4,050            4,172
   4.25%, 09/30/12 (e)                                   51,000           52,869
   3.38%, 11/30/12                                        6,000            5,991
   4.00%, 02/15/15 (e)                                    8,000            8,116
   4.75%, 08/15/17 (e)                                   75,000           79,611
   4.25%, 11/15/17 (e)                                    6,200            6,344
                                                                     -----------
                                                                         268,330
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $260,057)                                                          273,465
                                                                     -----------

ASSET-BACKED OBLIGATIONS  3.1% OF NET ASSETS

ACE SECURITIES CORP.
Series 2003-HS1 Class M3
   7.29%, 12/25/07 (a)(b)                                 2,581            2,265
Series 2004-HE1 Class M1
   5.29%, 12/26/07 (a)(b)                                 1,332            1,327
ARGENT SECURITIES, INC.
Series 2003-W3 Class M1
   5.54%, 12/26/07 (a)(b)                                 4,250            3,934
Series 2004-W11 Class M1
   5.41%, 11/25/34 (b)                                    5,000            4,926
ARIA CDO I (JERSEY) LTD.
   Series 1A-3 Class B1U5
   6.28%, 04/07/08 (a)(b)(c)(d)                           6,000            5,998
BEAR STEARNS ASSET BACKED SECURITIES TRUST
   Series 2005-HE11 Class A1
   4.91%, 11/25/35 (b)                                      170              170
CARRINGTON MORTGAGE LOAN TRUST
   Series 2005-NC4 Class M1
   5.27%, 12/26/07 (a)(b)                                 5,000            4,533
CDC MORTGAGE CAPITAL TRUST
   Series 2003-HE2 Class M2
   7.64%, 12/26/07 (a)(b)(d)                              1,284            1,179
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2001-BC3 Class M1
   5.61%, 12/26/07 (a)(b)(d)                              1,345            1,331
Series 2004-BC1 Class N
   5.50%, 04/25/35 (d)                                        4                2
Series 2006-3  Class 2A1
   4.86%, 06/25/36 (b)                                       82               81
HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
   Series 2006-4 Class A1F
   5.79%, 03/20/36 (b)                                    4,976            4,946
HOME EQUITY ASSET TRUST
   Series 2006-4 Class 2A1
   4.85%, 12/26/07 (a)(b)                                 1,161            1,147
LONG BEACH MORTGAGE LOAN TRUST
Series 2004-1 Class M6
   6.19%, 12/25/07 (a)(b)                                 3,500            3,152
Series 2003-4 Class M3
   6.94%, 12/26/07 (a)(b)(d)                              1,391            1,195
MARRIOTT VACATION CLUB OWNER TRUST
   Series 2007-2A Class B
   6.06%, 10/20/29 (b)(c)                                 1,500            1,523
NOMURA HOME EQUITY LOAN, INC.
   Series 2005-FM1 Class 1A2
   5.10%, 12/26/07 (a)(b)                                   215              215
NOVASTAR HOME EQUITY LOAN
Series 2006-3 Class 2A1
   4.87%, 12/26/07 (a)                                      303              301
Series 2004-4 Class M1
   5.41%, 12/26/07 (a)(b)                                 7,000            6,366
PINNACLE CAPITAL ASSET TRUST
   Series 2006-A Class B
   5.51%, 09/25/09 (b)(c)                                 5,000            5,002
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2006-KS7 Class A1
   4.84%, 12/26/07 (a)(b)                                   373              369

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SECURITIZED ASSET BACKED RECEIVABLES LLC TRUST
   Series 2006-WM4 Class A2A
   4.87%, 12/26/07 (a)(b)                                   370              362
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $50,719)                                                            50,324
                                                                     -----------

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
PREFERRED STOCK  1.2% OF NET ASSETS

BANK OF AMERICA CORP. (b)                               240,000            5,724
COBANK, ACB (b)(c)                                      115,000            6,008
FIRST REPUBLIC PREFERRED CAPITAL CORP. (b)(c)               700              778
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)                6,178            7,537
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $21,577)                                                            20,047
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS  3.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  2.9%
--------------------------------------------------------------------------------
ATLANTIS TWO FUNDING CORP.
   5.55%, 12/03/07                                       30,000           30,000
KINDER MORGAN ENERGY
   5.05%, 12/03/07                                        1,000            1,000
   5.10%, 12/05/07                                       10,000            9,997
ROCKIES EXPRESS PIPELINE
   5.10%, 12/03/07                                        6,936            6,936
                                                                     -----------
                                                                          47,933
REPURCHASE AGREEMENT  0.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   dated 11/30/07, due 12/03/07 at 4.33%, with
   a maturity value of $228 (fully
   collateralized by Federal Home Loan Bank
   with a value of $239)                                    228              228

U.S. TREASURY OBLIGATIONS  0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   3.74%, 12/27/07 (d)                                      100              100
   3.40%, 02/14/08 (d)                                      300              298
   3.03%, 02/28/08 (d)                                      600              596
                                                                     -----------
                                                                             994
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $49,140)                                                            49,155
                                                                     -----------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $1,784,349 and the unrealized appreciation and depreciation were $27,986 and ($23,196), respectively, with a net unrealized appreciation of $4,790.

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $195,190 or 12.1% of net assets.

(d) All or a portion of this security is held as collateral for open future contracts and short sales.

(e)   All or a portion of this security is on loan.

I/O -- Interest only
P/O -- Principal only

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT SALES  2.2% OF NET ASSETS

FANNIE MAE TBA
   4.50%, 12/17/22                                        9,000            8,859
FANNIE MAE TBA
   5.00%, 12/12/37                                        5,500            5,378
FANNIE MAE TBA
   5.50%, 12/12/37                                        6,000            5,998
FANNIE MAE TBA
   6.00%, 12/12/37                                        4,250            4,320
FANNIE MAE TBA
   6.50%, 12/12/37                                       10,500           10,800
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $35,087)                                                      (35,355)
                                                                     -----------

END OF SHORT SALE POSITIONS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 17.2% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING PRIME
   PORTFOLIO                                        277,857,761          277,858

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 11/30/07. All numbers are x 1,000 except number of futures contracts.

                                       NUMBER OF      CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE       GAINS/LOSSES
Futures Contracts
2 YEARS, LONG, U.S. TREASURY
   NOTE expires 03/31/08                     328        68,916             (211)
30 YEARS, LONG, U.S. TREASURY
   BONDS expires 03/19/08                    240        28,125              224
5 YEARS, LONG, U.S. TREASURY
   NOTE expires 03/31/08                     597        65,735              517
                                                                    -----------
NET UNREALIZED GAINS                                                        530
                                                                    -----------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE BOND FUND TM

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 89.1%  FIXED-RATE OBLIGATIONS                          196,305          201,810
  9.5%  VARIABLE-RATE OBLIGATIONS                        21,575           21,575
--------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                               217,880          223,385
  1.4%  OTHER ASSETS AND LIABILITIES                                       3,226
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       226,611

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)

FIXED-RATE OBLIGATIONS  89.1% OF NET ASSETS

CALIFORNIA  89.1%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   COP (Alameda Cnty Medical Center) Series 1998                              5.38%    06/01/18 (a)             3,400          3,469
ALAMEDA CORRIDOR TRANSPORTATION AUTH
   Sr Lien RB Series 1999A                                                    5.13%    10/01/16 (a)             1,170          1,215
ANAHEIM PUBLIC FINANCING AUTH
   Sr Lease RB Series 1997A                                                   6.00%    09/01/24 (a)             5,000          5,995
ASSOCIATION OF BAY AREA GOVERNMENTS
   Revenue COP (Lytton Gardens) Series 1999                                   6.00%    02/15/30                 3,000          3,045
   Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6     5.25%    12/15/17 (a)               985          1,006
BAY AREA TOLL AUTH
   San Francisco Bay Area Toll Bridge RB Series 2006F                         5.00%    04/01/31                 2,000          2,101
BREA OLINDA UNIFIED SD
   GO Bonds Series 1999A                                                      5.60%    08/01/20 (a)             1,000          1,055
BURBANK PUBLIC FINANCE AUTH
   RB 2003 Series A (Golden State Redevelopment)                              5.25%    12/01/17 (a)             2,825          3,085
   RB 2003 Series A (Golden State Redevelopment)                              5.25%    12/01/18 (a)             2,175          2,368
CALIFORNIA
   Dept of Veterans Affairs Home Purchase RB Series 2002A                     5.30%    12/01/21 (a)             5,000          5,225
   GO Bonds                                                                   5.63%    05/01/10                   455            484
   GO Bonds Series 2000                                                       5.63%    05/01/18                   315            335
   GO Refunding Bonds                                                         5.00%    09/01/20                 4,000          4,200
   GO Refunding Bonds Series 2000                                             5.63%    05/01/10                    85             91
   Prerefunded GO Bonds Series 2006                                           5.63%    05/01/10                   145            155
   Various Purpose GO Bonds                                                   5.25%    11/01/17                 3,000          3,228

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
   Various Purpose GO Bonds                                                   5.00%    11/01/22                 1,500          1,563
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                               5.75%    05/01/12                 3,000          3,329
CALIFORNIA EDUCATIONAL FACILITIES AUTH
   Insured RB (Cedars-Sinai Medical Center) Series 1997B                      5.13%    08/01/27 (a)             2,340          2,389
   RB (California College of Arts and Crafts) Series 2001                     5.75%    06/01/25                 1,800          1,855
   RB (Pepperdine University) Series 2000                                     5.75%    09/15/08 (a)             3,000          3,088
CALIFORNIA HEALTH FACILITIES FIN AUTH
   Refunding RB (Cedars-Sinai Medical Center) Series 2005                     5.00%    11/15/27                 4,000          4,057
CALIFORNIA INFRASTRUCTURE & Economic Development Bank
   RB (J. David Gladstone Institutes) Series 2001                             5.50%    10/01/19                 1,250          1,322
CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease RB (Dept of Corrections) Series 2003                                 5.50%    06/01/17                 6,970          7,560
   Lease Refunding RB (Dept of Health Services-Richmond Laboratory)
   Series 2005K                                                               5.00%    11/01/24                 3,000          3,071
   Refunding RB (California State University) Series 1998A                    5.00%    10/01/19                 5,385          5,478
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Collateralized RB Series 2001A                                             7.00%    04/20/36 (a)             3,985          4,434
   COP (Internext Group) Series 1999                                          5.38%    04/01/17                 4,405          4,479
   Insured Health Facility RB (Los Angeles Jewish Home for the Aging)
   Series 2003                                                                5.25%    11/15/23                 3,000          3,135
   RB (Huntington Memorial Hospital) Series 2005                              5.00%    07/01/18                 6,190          6,443
CERES REDEVELOPMENT AGENCY
   Tax Allocation Bonds (Ceres Redevelopment Area No. 1) Series 2003          5.00%    11/01/33 (a)             3,200          3,319
CLOVERDALE COMMUNITY DEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Cloverdale Redevelopment) Series 2006      5.00%    08/01/31 (a)             2,330          2,376
   Tax Allocation Refunding Bonds (Cloverdale Redevelopment) Series 2006      5.00%    08/01/36 (a)             3,520          3,579
COLTON PUBLIC FINANCE AUTH
   Special Tax RB Series 1996                                                 5.45%    09/01/19 (a)             3,020          3,052
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
Tax Allocation RB Series 2003A                                                5.63%    08/01/33                 5,000          5,495
EAST BAY MUNICIPAL UTILITY DISTRICT
   Water System Subordinated RB Series 1998                                   5.25%    06/01/08                 2,600          2,651
ESCONDIDO
Revenue COP Series 2000A                                                      6.00%    09/01/31 (a)             1,850          1,999
FONTANA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment)
   Series 1997A                                                               5.50%    10/01/19                 3,500          3,575
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
   Toll Road Refunding RB Series 1999                                         5.13%    01/15/19 (a)             5,000          5,187
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A                5.00%    06/01/19                 2,500          2,538
HOLLISTER JOINT POWER FINANCING AUTH
   Wastewater RB (Refinancing & Improvement) Series 2006                      5.00%    06/01/32 (a)             2,500          2,598
HUNTINGTON BEACH
   Lease RB (Capital Improvement Financing) Series 2000A                      5.50%    09/01/20 (a)             1,500          1,585
INGLEWOOD REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A         5.25%    05/01/16 (a)             1,000          1,116

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Lease RB (Vermont Manchester Social Services) Series 2005                  5.00%    09/01/17 (a)             2,310          2,454
LOS ANGELES DEPT OF WATER & POWER
   Power System RB Series 2001A1                                              5.25%    07/01/21 (a)             5,410          5,677
   Power System RB Series 2007A2                                              5.00%    07/01/24 (a)             3,000          3,202
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
   Lease Revenue Capital Equipment Series A                                   5.00%    08/01/14 (a)             1,000          1,091
LOS ANGELES USD
   GO Bonds (Election of 2004) Series F                                       4.75%    07/01/27 (a)             4,000          4,065
   GO Bonds (Election of 2005) Series C                                       5.00%    07/01/26 (a)             2,000          2,097
LYNWOOD PUBLIC FINANCING AUTH
   Lease Refunding RB (Public Capital Improvement) Series 2003                5.00%    09/01/18 (a)             1,000          1,056
MARINA JOINT POWERS FINANCING AUTH
   M/F Housing RB (Abrams B Apts) Series 2006                                 3.90%    11/15/16 (a)             4,000          3,950
OAKLAND JOINT POWER FINANCING AUTH
   Reassessment RB Series 1999                                                5.50%    09/02/24                   990          1,027
OAKLAND REDEVELOPMENT AGENCY
   Subordinated Tax Allocation Bonds (Central District Redevelopment)
   Series 2003                                                                5.50%    09/01/14 (a)             1,615          1,767
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
   M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A          4.45%    04/01/11 (a)             1,250          1,272
PERRIS PUBLIC FINANCING AUTH
   Refunding RB Series 2007A                                                  5.00%    09/01/24 (a)             1,815          1,880
RANCHO CORDOVA
   Special Tax Bonds Series 2007                                              5.00%    09/01/20                 1,820          1,763
ROSEVILLE
   Water Utility Revenue COP Series 2007                                      5.00%    12/01/21 (a)               500            532
SACRAMENTO FINANCE AUTH
   Capital Improvement RB Series 1999                                         5.88%    12/01/09 (a)             3,000          3,213
   Lease RB (Cal EPA Building) Series 1998A                                   5.25%    05/01/19 (a)             1,575          1,615
   Tax Allocation RB Series 2005A                                             5.00%    12/01/34 (a)             2,615          2,695
SAN DIEGO REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Bonds (Horton Plaza Redevlopment)
   Series 2000                                                                5.80%    11/01/21                 2,500          2,615
SAN FRANCISCO AIRPORTS COMMISSION
   Second Series Refunding RB (San Francisco International Airport)
   Series 30                                                                  5.00%    05/01/17 (a)             3,680          3,928
SAN FRANCISCO BAY AREA RAPID TRANSIT
   Sales Tax RB Series 1999                                                   5.50%    07/01/09 (a)             1,000          1,045
   Sales Tax RB Series 1999                                                   5.50%    07/01/09 (a)             2,500          2,614
SAN FRANCISCO STATE UNIVERSITY
   Student Housing RB (Auxiliary Organization) Series 1999                    5.20%    07/01/09                 1,150          1,194
SAN LUIS OBISPO CNTY FINANCE AUTH
   RB (Lopez Dam Improvement) Series 2000A                                    5.38%    08/01/24 (a)             1,000          1,045
SANTA ANA USD
   GO Bonds (Election of 1999) Series 2000                                    5.70%    08/01/29 (a)             6,000          6,318
SANTA CLARA CNTY FINANCING AUTH
   Lease RB (VMC Facility) Series 1994A                                       7.75%    11/15/10 (a)             1,460          1,637
SANTA CLARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding RB (Bayshore North)                               7.00%    07/01/10 (a)               960            998

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
SANTA CLARA VALLEY TRANSPORTATION AUTH
   Measure A Sales Tax Refunding RB Series 2007A                              5.00%    04/01/25 (a)             4,390          4,613
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
   Special Tax RB Series 1999A                                                5.25%    08/15/18 (a)             3,095          3,222
TAFT CITY ELEMENTARY SD
   GO Bonds Series 2001A                                                      4.90%    08/01/20 (a)             1,080          1,131
TRUCKEE PUBLIC FINANCING AUTH
   Lease RB Series 2000A                                                      5.88%    11/01/08 (a)             1,490          1,554
WHITTIER
   RB (Presbyterian Intercommunity Hospital) Series 2002                      5.60%    06/01/12                 2,000          2,210
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $196,305)                                                                                                              201,810
                                                                                                                         -----------
VARIABLE-RATE OBLIGATIONS  9.5% OF NET ASSETS

CALIFORNIA  9.5%
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATION OF BAY AREA GOVERNMENTS
   Refunding RB (Eskaton Properties) Series 2005                              6.40%    12/06/07 (a)             5,500          5,500
CALIFORNIA
   Economic Recovery Bonds Series 2004C3                                      3.38%    12/03/07 (b)             1,000          1,000
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B2                                              3.49%    12/03/07 (a)             1,800          1,800
   Power Supply RB Series 2002C9                                              3.48%    12/06/07 (a)             8,000          8,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Insured Refunding RB (University Retirement Community at Davis)
   Series 2003                                                                4.50%    12/03/07 (a)(b)          5,275          5,275
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $21,575)                                                                                                                21,575
                                                                                                                         -----------

End of Investments.

At 11/30/07, the tax basis cost of the fund's investment was $217,880, and the unrealized appreciation and depreciation were $5,867 and ($362), respectively,with a net appreciaton of $5,505.

(a)   Credit-enhanced security.

(b)   Liquidity-enhanced security.

COP -- Certificate of participation
GO -- General obligation
M/F -- Multi-family
RB -- Revenue bond
USD -- Unified School District

SCHWAB INVESTMENTS
SCHWAB TAX-FREE BOND FUND TM

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 81.8%  FIXED-RATE OBLIGATIONS                          79,533           80,929
 17.1%  VARIABLE-RATE OBLIGATIONS                       16,889           16,884
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                               96,422           97,813
  1.1%  OTHER ASSETS AND LIABILITIES                                      1,059
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       98,872

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS  81.8% OF NET ASSETS

CALIFORNIA  8.4%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   GO Refunding Bonds                                                         5.00%    09/01/20                 2,000          2,100
CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease Refunding RB (Dept of Health Services-Richmond Laboratory)
   Series 2005K                                                               5.00%    11/01/24                 2,000          2,047
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
   Lease RB (Police Headquarters Facilities) Series 2006A                     4.75%    01/01/31 (a)             2,000          2,012
OAK VALLEY HOSPITAL DISTRICT
   GO Bonds (Election of 2004) Series 2005                                    5.00%    07/01/29 (a)             2,065          2,145
                                                                                                                         -----------
                                                                                                                               8,304
COLORADO  4.3%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
   RAN Series 2002B                                                           5.50%    06/15/15 (a)             2,000          2,257
DENVER CONVENTION CENTER HOTEL AUTH
   Sr Refunding RB Series 2006                                                5.00%    12/01/30 (a)             2,000          2,034
                                                                                                                         -----------
                                                                                                                               4,291
DISTRICT OF COLUMBIA  2.2%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
   COP Series 2003                                                            5.50%    01/01/17 (a)             2,000          2,182

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
GEORGIA  2.4%
------------------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
   RB (Tuff Morehouse) Series 2002A                                           5.50%    02/01/22 (a)             2,180          2,317

ILLINOIS  4.6%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO
   Chicago O'Hare International Airport General Airport Third
   Lien RB Series 2005A                                                       5.00%    01/01/29 (a)             2,000          2,052
HEALTH FACILITIES AUTH
   RB (Centegra Health System) Series 1998                                    5.25%    09/01/24                 2,500          2,531
                                                                                                                         -----------
                                                                                                                               4,583
INDIANA  1.0%
------------------------------------------------------------------------------------------------------------------------------------
MARION CNTY CONVENTION & RECREATIONAL FACILITIES AUTH
   Excise Taxes Lease Refunding Sr RB Series 2001A                            5.00%    06/01/21 (a)             1,000          1,031

KENTUCKY  1.0%
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
   Health Facilities RB (University Medical Center) Series 1997               5.25%    07/01/22 (a)             1,000          1,011

LOUISIANA  2.1%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
   Assessment RB Series 2006B                                                 5.00%    06/01/23 (a)             2,000          2,100

MARYLAND  1.3%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
   Convention Center Hotel RB Sr Series 2006A                                 5.25%    09/01/23 (a)             1,000          1,074
MARYLAND HOUSING & COMMUNITY DEVELOPMENT DEPT
   RB Series 1996A                                                            5.88%    07/01/16                   190            192
                                                                                                                         -----------
                                                                                                                               1,266
MASSACHUSETTS  3.3%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATIN AUTH
   Sr Sales Tax Bonds Series 2005B                                            5.50%    07/01/23 (a)             2,000          2,287
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   RB (Linden Ponds Inc Facility) Series 2007A                                5.25%    11/15/15                 1,000          1,009
                                                                                                                         -----------
                                                                                                                               3,296
MICHIGAN  5.0%
------------------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
   Environmental Improvement Refunding RB (MeadWestvaco-Escanaba
   Paper Co) Series 2002                                                      6.25%    04/15/12                 1,000          1,116

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
DETROIT
   Water Supply System Refunding Sr Lien RB Series 2003C                      5.25%    07/01/16 (a)             2,620          2,821
WAYNE CNTY COMMUNITY COLLEGE
   Improvement Bonds Series 1999                                              5.50%    07/01/19 (a)             1,000          1,041
                                                                                                                         -----------
                                                                                                                               4,978
NEVADA  7.7%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SD
   GO (Limited Tax) Refunding Bonds Series 2007A                              5.00%    06/15/22 (a)             3,000          3,232
NEVADA
   Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004                5.50%    12/01/18 (a)             2,000          2,206
NEVADA DEPT OF BUSINESS & INDUSTRY
   RB (Las Vegas Monorail) First Tier Series 2000                             5.63%    01/01/32 (a)             2,000          2,124
                                                                                                                         -----------
                                                                                                                               7,562
NEW JERSEY  1.6%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON TOWNSHIP BOARD OF EDUCATION
   Refunding School Bonds                                                     5.25%    01/01/27 (a)             1,400          1,568

NEW YORK  4.3%
------------------------------------------------------------------------------------------------------------------------------------
HUDSON YARDS INFRASTRUCTURE CORP
   Sr RB Fiscal 2007 Series A                                                 5.00%    02/15/47 (a)             1,000          1,024
METROPOLITAN TRANSPORTATION AUTH
   Refunding RB Series 2002A                                                  5.50%    11/15/18 (a)             2,000          2,152
NEW YORK CITY
   GO Bonds Fiscal 2002 Series G                                              5.75%    08/01/16                   965          1,051
                                                                                                                         -----------
                                                                                                                               4,227
NORTH CAROLINA  3.1%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MEDICAL CARE COMMISSION
   RB (Carolina Medicorp) Series 1996                                         5.13%    05/01/16                 3,000          3,014

OREGON  4.7%
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES UTILITY DISTRICT
   Electric System Revenue Obligations Series 2000B                           5.50%    12/01/10 (a)             1,180          1,257
FOREST GROVE
   Student Housing RB (Oak Tree Foundation) Series 2007                       5.00%    03/01/14                 1,000            986
MORROW CNTY SD
   GO Bonds Series 2001                                                       5.63%    06/15/11 (a)             2,235          2,411
                                                                                                                         -----------
                                                                                                                               4,654
PENNSYLVANIA  1.5%
------------------------------------------------------------------------------------------------------------------------------------
SENECA VALLEY UNIFIED SD
   GO Refunding Bonds Series 1998AA                                           5.15%    02/15/08 (a)             1,500          1,504

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
RHODE ISLAND  0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING & Mortgage Finance Corp
   Homeownership Opportunity Bonds Series 10A                                 6.50%    10/01/22                    20             20

TEXAS  9.7%
------------------------------------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
   Refunding RB Series 1997                                                   5.13%    11/15/16 (a)               910            911
HARRIS CNTY
   Permanent Improvement Refunding Bonds Series 2004A                         5.00%    10/01/18                 1,885          2,012
HARRIS CNTY HOSPITAL DISTRICT
   Refunding RB Series 2000                                                   6.00%    08/15/10 (a)             1,000          1,071
HOUSTON COMBINED UTILITY SYSTEM
   First Lien Refunding RB Series 2007A                                       5.00%    11/15/33 (a)             2,000          2,084
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
   Gas Supply RB Sr Lien Series 2006A                                         5.25%    12/15/26                 2,000          1,942
TEXAS PUBLIC FINANCE AUTH
   Refunding RB (Texas Southern University) Series 1998A1                     4.75%    11/01/17 (a)             1,545          1,564
                                                                                                                         -----------
                                                                                                                               9,584
VERMONT  3.5%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION & HEALTH BUILDINGS FINANCING AGENCY
   Hospital RB (Fletcher Allen Health Care) Series 2000A                      6.00%    12/01/23 (a)             2,000          2,153
   Hospital RB (Fletcher Allen Health Care) Series 2007A                      4.75%    12/01/36                 1,500          1,338
                                                                                                                         -----------
                                                                                                                               3,491
WASHINGTON  10.1%
------------------------------------------------------------------------------------------------------------------------------------
KENT SD NO.415
   Unlimited Tax GO Refunding Bonds Series 1993A                              5.55%    12/01/11                   500            540
NORTH KITSAP SD NO.400
   Unlimited Tax GO Refunding Bonds Series 2005                               5.13%    12/01/18 (a)             1,850          2,007
OCEAN SHORES
   Water & Sewer RB Series 2001                                               5.50%    06/01/11 (a)             2,000          2,148
WASHINGTON HEALTH CARE FACILITIES AUTH
   RB (Catholic Health Initiatives) Series A                                  6.00%    12/01/20 (a)             3,000          3,206
   RB (Swedish Health System) Series 1998                                     5.13%    11/15/18 (a)             2,000          2,045
                                                                                                                         -----------
                                                                                                                               9,946
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $79,533)                                                                                                                80,929
                                                                                                                         -----------

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
VARIABLE-RATE OBLIGATIONS  17.1% OF NET ASSETS

ALABAMA  2.3%
------------------------------------------------------------------------------------------------------------------------------------
CHATOM INDUSTRIAL DEVELOPMENT BOARD
   Gulf Opportunity Zone Bonds (Alabama Electric Cooperative) Series 2007A    5.25%    12/07/07 (a)             2,295          2,295

ARIZONA  1.1%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   Hospital RB (Phoenix Children's Hospital) Series 2007A                     4.58%    12/06/07                 1,060          1,049

CALIFORNIA  2.0%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004C4                                      3.43%    12/03/07 (b)             2,000          2,000

FLORIDA  4.7%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST AGENCY
   RB (Atlantic Housing Foundation) Sr Series 2005A                           5.75%    12/04/07                 2,600          2,600
ORANGE CNTY HEALTH FACILITIES AUTH
   Hospital RB (Orlando Regional Healthcare System) Series 1999A              6.50%    12/27/07 (a)             1,000          1,000
SARASOTA CNTY PUBLIC HOSPITAL BOARD
   RB (Sarasota Memorial Hospital) Series 2003A                               3.70%    12/03/07 (a)             1,000          1,000
                                                                                                                         -----------
                                                                                                                               4,600
MISSISSIPPI  1.1%
------------------------------------------------------------------------------------------------------------------------------------
JACKSON CNTY
   Pollution Control Refunding RB (Chevron USA) Series 1993                   3.65%    12/03/07                 1,100          1,100

SOUTH CAROLINA  2.0%
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
   Hospital Refunding RB (Palmetto Health Alliance) Series 2005B              6.50%    12/07/07 (a)             2,000          2,000

TENNESSEE  2.4%
------------------------------------------------------------------------------------------------------------------------------------
CLARKSVILLE PUBLIC BUILD AUTH
   Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001            3.62%    12/03/07 (a)             2,340          2,340

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY        FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                          RATE          DATE          ($ X 1,000)    ($ X 1,000)
WASHINGTON  1.5%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON HEALTH CARE FACILITIES AUTH
   RB (Overlake Hospital Medical Center) Series 2005C1                        6.29%    01/02/08 (a)             1,500          1,500
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $16,889)                                                                                                                16,884
                                                                                                                         -----------

End of Investments.

At 11/30/07, the tax basis cost of the fund's investments was $96,420 and the unrealized appreciation and depreciation was $2,056 and ($663), respectively, with a net appreciation of $1,393.

(a)   Credit-enhanced security.

(b)   Illiquid and/or restricted security.

COP -- Certificate of participation
GO -- General obligation
RAN -- Revenue anticipation note
RB -- Revenue bond

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(R)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                   COST                 VALUE
HOLDINGS BY CATEGORY                            ($ X 1,000)          ($ X 1,000)
--------------------------------------------------------------------------------
 34.9%  CORPORATE BONDS                          3,030,682            2,805,656
  7.9%  ASSET-BACKED OBLIGATIONS                   676,935              633,387
 46.2%  MORTGAGE-BACKED SECURITIES               3,728,687            3,708,305
  1.0%  PREFERRED STOCK                             82,211               81,924
  6.6%  SHORT-TERM INVESTMENTS                     528,268              528,425
--------------------------------------------------------------------------------
 96.6%  TOTAL INVESTMENTS                        8,046,783            7,757,697
(0.7)%  SHORT SALES                                (58,629)             (59,041)
  4.1%  OTHER ASSETS AND
        LIABILITIES                                                     328,045
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    8,026,701


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
CORPORATE BONDS 34.9% of net assets

FINANCE  27.7%
--------------------------------------------------------------------------------
BANKING 18.1%
ABBEY NATIONAL PLC
   6.70%, 06/29/49 (b)                                      2,200          2,141
AGFIRST FARM CREDIT BANK
   6.59%, 06/29/49 (b)(c)(d)                               25,000         24,802
ARTESIA OVERSEAS LTD.
   5.78%, 02/25/08 (a)                                     10,000         10,005
CHASE CAPITAL II
   5.41%, 02/01/08 (a)(b)(d)                               12,500         11,302
COBANK ACB
   6.29%, 12/17/07 (a)(b)(c)(d)                            92,000         89,181
CREDIT SUISSE GUERNSEY
   5.56%, 02/15/08 (a)(b)(d)                              275,000        269,288
DANSKE BANK A/S
   5.91%, 12/29/49 (b)(c)(d)                               24,100         22,777
DBS BANK LTD./SINGAPORE
   5.10%, 02/19/08 (a)(b)(c)                               61,000         57,446
DBS CAPITAL FUNDING CORP.
   7.66%, 03/31/49 (b)(c)(d)                               24,500         26,842
DEUTSCHE BANK CAPITAL TRUST
   7.00%, 12/31/07 (a)                                     48,400         49,938
DEUTSCHE BANK CAPITAL TRUST III
   7.10%, 12/31/07 (a)                                     10,000         10,550
DEUTSCHE BANK LUXEMBOURG
   5.97%, 12/28/07 (a)(c)(d)                                5,000          5,007
FIRST UNION CAPITAL I
   7.94%, 01/15/27 (b)(d)                                  40,000         41,588
FLEET CAPITAL TRUST II
   7.92%, 12/11/26 (b)(d)                                   7,580          7,889
FLEET CAPITAL TRUST V
   6.65%, 12/18/07 (a)(b)(d)                               42,600         41,643
GLITNIR BANKI HF
   5.68%, 01/18/08 (a)(d)                                  15,000         14,517
HSBC CAPITAL FUNDING LP
   9.55%, 12/31/49 (b)(c)                                   5,000          5,495
INTESA BANK OVERSEAS LTD.
   6.08%, 01/02/08 (a)                                     31,000         31,014
JP MORGAN CHASE CAPITAL XXI
   5.84%, 02/02/08 (a)(b)                                  60,000         47,712
M&I MARSHALL & ILSLEY BANK
   5.85%, 12/04/07 (a)(b)(d)                               87,700         84,736
MBNA CAPITAL B
   5.71%, 02/01/08 (a)(b)                                  10,000          9,369
NATEXIS AMBS CO., LLC
   8.44%, 12/29/49 (b)(c)(d)                               53,370         54,643
RBS CAPITAL TRUST IV
   6.00%, 12/31/07 (a)(b)(d)                              233,765        225,855
REPUBLIC NEW YORK CORP.
   5.63%, 01/30/08 (a)(b)(d)                               44,700         44,646
SOCIETE GENERALE
   5.99%, 01/07/08 (a)(b)(c)                              200,000        175,421
STATE STREET CAPITAL TRUST IV
   6.69%, 12/15/07 (a)(b)                                  20,000         15,931
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 12/29/49 (b)(c)                                     305            315
UNICREDITO ITALIANO CAPITAL TRUST II
   9.20%, 10/05/49 (b)(c)(d)                               68,986         75,421
                                                                       ---------
                                                                       1,455,474
BROKERAGE 1.2%
GOLDMAN SACHS CAPITAL TRUST III
   6.35%, 12/03/07 (a)(b)(d)                               50,000         42,152
LEHMAN BROTHERS HOLDINGS E-CAPITAL TRUST I
   5.69%, 02/19/08 (a)(b)(d)                               58,000         54,355
                                                                       ---------
                                                                          96,507
FINANCE COMPANY 4.9%
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36                                          4,000          3,414
CAPITAL ONE FINANCIAL CORP.
   6.00%, 12/10/07 (a)(d)                                 107,950        102,374
CAPMARK FINANCIAL GROUP
   5.53%, 02/11/08 (a)(b)(c)(d)                            33,000         26,454
COUNTRYWIDE FINANCIAL CORP.
   5.87%, 12/19/07 (a)(d)                                   6,000          4,610

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
COUNTRYWIDE HOME LOAN
   4.25%, 12/19/07                                          8,500          8,416
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/35 (b)(d)                                  20,000         18,146
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/65 (b)(c)(d)                               73,495         73,313
RESIDENTIAL CAPITAL LLC
   7.81%, 01/17/08 (a)(d)                                  32,650         24,406
   8.54%, 01/17/08 (a)(b)(c)(d)                           163,000         70,905
SLM CORP.
   4.00%, 01/15/09                                          5,435          5,248
   5.29%, 01/25/08 (a)                                     34,470         33,983
   5.78%, 12/17/07 (a)(c)                                  20,000         18,739
                                                                       ---------
                                                                         390,008
INSURANCE 3.4%
MANTIS REEF LTD.
   4.69%, 11/14/08 (b)(c)(d)                               53,970         54,194
OIL INSURANCE LTD.
   7.56%, 12/29/49 (b)(c)(d)                               71,375         73,500
STONEHEATH RE
   6.87%, 12/29/49                                         34,380         32,930
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS
   PASS-THROUGH
   5.66%, 12/10/07 (a)(b)(c)(d)                            25,636         17,401
ZFS FINANCE USA TRUST I
   6.15%, 12/15/10 (a)(b)(c)(d)                            21,000         20,250
ZFS FINANCE USA TRUST III
   6.84%, 12/15/65 (b)(c)(d)                               78,050         75,968
                                                                       ---------
                                                                         274,243
REAL ESTATE INVESTMENT TRUST 0.1%
HRPT PROPERTIES TRUST
   6.29%, 12/16/07 (a)(b)(d)                                9,300          9,214
                                                                       ---------
                                                                       2,225,446
INDUSTRIAL 7.2%
--------------------------------------------------------------------------------
COMMUNICATIONS 1.8%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)(d)                                  65,718         68,067
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12 (d)                                    35,619         42,418
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                         8,250          9,753
US UNWIRED, INC.
   10.00%, 06/15/12 (b)(d)                                 26,230         28,025
                                                                       ---------
                                                                         148,263
CONSUMER CYCLICAL 4.8%
CVS CAREMARK CORP.
   6.30%, 06/01/37 (b)(d)                                  90,000         88,256
FORD MOTOR CREDIT CO.
   6.81%, 01/15/08 (a)(d)                                   3,000          2,822
   6.75%, 08/15/08 (d)                                      4,660          4,587
   5.63%, 10/01/08                                         10,277          9,979
   6.38%, 11/05/08                                          2,470          2,429
KB HOME
   7.75%, 02/01/10 (b)(d)                                  28,260         26,564
PETRO STOPPING CENTERS LP/PETRO FINANCIAL CORP.
   9.00%, 02/15/12 (b)                                     55,000         57,337
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13 (c)(d)                                   5,510          5,641
TOLL CORP.
   8.25%, 02/01/11 (b)(d)                                 112,490        105,741
   8.25%, 12/01/11 (b)(d)                                  82,215         77,693
                                                                       ---------
                                                                         381,049
ENERGY 0.3%
DELEK & AVNER-YAM TETHYS LTD.
   6.01%, 02/01/08 (a)(b)(c)(d)                            27,401         27,368

TRANSPORTATION 0.3%
ERAC USA FINANCE CO.
   5.23%, 01/30/08 (a)(c)(d)                                4,510          4,488
   5.30%, 02/28/08 (a)(c)(d)                               13,000         13,060
FEDEX CORP.
   7.63%, 02/06/08 (b)                                      5,506          5,982
                                                                       ---------
                                                                          23,530
                                                                       ---------
                                                                         580,210
                                                                       ---------
TOTAL CORPORATE BONDS
(COST $3,030,682)                                                      2,805,656
                                                                       ---------
ASSET-BACKED OBLIGATIONS 7.9% of net assets
--------------------------------------------------------------------------------
ABSC NIMS TRUST
   Series 2004-HE7 Class A1
   5.00%, 10/27/34 (c)(d)                                     497            485
ACE SECURITIES CORP.
Series 2004-FM1 Class M1
   5.69%, 12/26/07 (a)(b)(d)                                7,905          7,518
Series 2002-HE1 Class M2
   6.59%, 12/26/07 (a)(b)(d)                                  684            248
Series 2002-HE3 Class M2
   8.09%, 12/26/07 (a)(b)(d)                                2,549          1,181
AEGIS ASSET BACKED SECURITIES TRUST
   Series 2004-5N
   5.00%, 12/25/34 (c)(d)                                   1,563              1
AMERIQUEST MORTGAGE SECURITIES, INC.
Series 2003-IA1 Class M2
   5.16%, 12/26/07 (a)(b)(d)                                1,811          1,490
Series 2004-R10 Class M1
   5.49%, 12/26/07 (a)(b)(d)                                9,550          8,540
Series 2004-6 Class M2
   6.64%, 12/26/07 (a)(b)(d)                                5,000          4,489
Series 2003-AR2 Class M2
   7.27%, 12/26/07 (a)(b)(d)                                1,058            801
Series 2003-AR3 Class M2
   7.31%, 12/26/07 (a)(b)(d)                                2,399          2,397
AMORTIZING RESIDENTIAL COLLATERAL TRUST
Series 2002-BC1 Class M2
   5.89%, 12/26/07 (a)(b)(d)                                1,168            408
Series 2002-BC9 Class M2
   8.16%, 12/26/07 (a)(b)(d)                                3,852          3,225

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
ARGENT SECURITIES, INC.
Series 2003-W9 Class M2
   6.51%, 12/26/07 (a)(b)(d)                               18,575         18,095
Series 2003-W7 Class M2
   6.54%, 12/26/07 (a)(b)(d)                               13,565         12,376
ARIA CDO I (JERSEY) LTD.
   Series 1A-3 Class B1U5
   6.28%, 04/07/08 (a)(b)(c)(d)                            53,600         53,580
ASSET BACKED FUNDING CERTIFICATES
Series 2004-OPT2 Class M1
   5.34%, 12/26/07 (a)(b)(d)                               16,969         16,105
Series 2003-WMC1 Class M1
   5.44%, 12/26/07 (a)(b)(d)                                1,625          1,611
Series 2003-AHL1 Class M1
   5.64%, 12/26/07 (a)(b)(d)                                6,880          6,833
Series 2004-OPT2 Class M2
   5.79%, 12/26/07 (a)(b)(d)                               11,676         11,276
Series 2004-HE1 Class M2
   5.94%, 12/26/07 (a)(b)(d)                               11,974         11,800
Series 2003-OPT1 Class M2
   6.34%, 12/26/07 (a)(b)(d)                                1,061            995
Series 2004-HE1 M8
   8.29%, 12/26/07 (a)(b)(d)                                  298             49
ASSET BACKED SECURITIES CORP. HOME EQUITY
Series 2001-HE3 Class M2
   6.23%, 12/15/07 (a)(b)(d)                                  190             48
Series 2002-H3 Class M2
   6.89%, 12/15/07 (a)(b)(d)                                3,171          3,070
Series 2003-HE1 Class M2
   8.18%, 12/15/07 (a)(b)(d)                               11,761         11,582
BEAR STEARNS ASSET BACKED SECURITIES, INC.
Series 2004-HE6 Class M1
   5.36%, 12/26/07 (a)(b)(d)                                3,095          3,057
Series 2003-2 Class M2
   6.79%, 12/26/07 (a)(b)(d)                                3,374          2,943
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE1 Class M1
   6.14%, 12/26/07 (a)(b)(d)                               13,500         12,599
Series 2003-HE4 Class M2
   6.44%, 12/26/07 (a)(b)(d)                                3,266          3,004
Series 2003-HE2 Class M2
   7.64%, 12/26/07 (a)(b)(d)                                1,258          1,155
CENTEX HOME EQUITY
Series 2003-B Class M1
   5.49%, 12/26/07 (a)(b)(d)                               17,298         16,389
Series 2003-B Class M2
   6.49%, 12/26/07 (a)(b)(d)                                2,147          1,803
CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
   Series 2001-3 Class 2M2
   6.26%, 12/26/07 (a)(b)(d)                                   39             30
CHEC LOAN TRUST
   Series 2004-2 Class M1
   5.43%, 12/26/07 (a)(b)(d)                                8,750          8,392
CIT MARINE TRUST
   Series 1999-A Class C1
   6.25%, 12/15/19 (b)(d)(e)                                1,242          1,242
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2005-2N Class N
   4.50%, 08/25/36 (c)(d)                                      81             71
Series 2004-14N Class N
   5.00%, 06/25/36 (c)(d)                                     326            317
Series 2004-6 Class M2
   5.44%, 12/26/07 (a)(b)(d)                               15,000         13,522
Series 2004-10 Class MV5
   5.89%, 12/26/07 (a)(b)(d)                                1,000            957
Series 2002-6 Class M1
   5.89%, 12/26/07 (a)(b)(d)                                  843            723
Series 2003-2 Class M2
   6.44%, 12/26/07 (a)(b)(d)                                   81             74
Series 2002-6 Class M2
   6.89%, 12/26/07 (a)(b)(d)                                1,104            869
DISTRIBUTION FINANCIAL SERVICES
   Series 2001-1 Class D
   7.73%, 11/15/22 (b)(d)                                   8,250          7,711
FINANCE AMERICA MORTGAGE LOAN
Series 2004-3 Class M1
   5.37%, 12/26/07 (a)(b)(d)                               11,610         10,814
Series 2004-1 Class M4
   5.64%, 12/26/07 (a)(b)(d)                                4,000          3,655
Series 2004-2 Class M6
   6.18%, 12/26/07 (a)(b)(d)                                  861            575
FIRST ALLIANCE MORTGAGE LOAN TRUST
   Series 1998-3 Class A4
   5.24%, 12/20/07 (a)(b)(d)                                  106            105
FIRST FRANKLIN MORTGAGE LOAN
   Series 2003-FF3 Class M4
   9.66%, 12/26/07 (a)(b)(d)                                  268              8
FREMONT HOME LOAN TRUST
Series 2003-B Class M1
   5.49%, 12/26/07 (a)(b)(d)                               20,000         19,350
Series 2003-B Class M2
   6.41%, 12/26/07 (a)(b)(d)                                2,630          2,551
Series 2003-A Class M2
   6.51%, 12/26/07 (a)(b)(d)                                1,464          1,325
Series 2004-A Class M2
   6.51%, 12/26/07 (a)(b)(d)                                  732            714
GALENA CDO I (CAYMAN NO. 1) LTD.
   Series I-A Class B1U7
   6.25%, 01/11/08 (a)(d)                                  12,000         10,642
HOME EQUITY ASSET TRUST
Series 2004-8 Class M1
   5.37%, 12/26/07 (a)(b)(d)                               14,113         12,779
Series 2003-3 Class M2
   7.16%, 12/26/07 (a)(b)(d)                                  752            446
INDYMAC HOME EQUITY LOAN TRUST
   Series 2004-B Class M4
   5.94%, 12/26/07 (a)(b)(d)                               14,500         13,513

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M2
   6.54%, 08/25/33 (b)(d)                                   8,577          8,026
Series 2003-2 Class M1
   6.02%, 12/26/07 (a)(b)                                   6,988          6,734
Series 2003-4 Class M3
   6.94%, 12/26/07 (a)(b)                                      76             65
Series 2003-2 Class M3
   8.16%, 12/26/07 (a)(b)                                     388            313
MASTR ASSET BACKED SECURITIES
Series 2003-WMC2 Class M1
   5.84%, 12/26/07 (a)(b)                                     574            559
Series 2003-OPT1 Class M2
   7.56%, 12/26/07 (a)(b)                                  12,500         12,537
Series 2002-OPT1 Class M2
   7.71%, 12/26/07 (a)(b)                                   5,259          5,206
MERRILL LYNCH MORTGAGE INVESTORS, INC.
Series 2005-WM1N Class N1
   5.00%, 09/25/35 (c)(d)                                      89             84
Series 2003-WWC3 Class M3
   7.26%, 12/26/07 (a)(b)                                   1,021            948
Series 2003-WMC3 Class M4
   9.13%, 12/26/07 (a)(b)                                   3,213          2,185
MORGAN STANLEY ABS CAPITAL I
Series 2004-HE8 Class M1
   5.43%, 12/26/07 (a)(b)(d)                               19,810         19,404
Series 2003-HE3 Class M1
   5.47%, 12/26/07 (a)(b)(d)                                9,403          8,393
Series 2004-HE9 Class M4
   5.79%, 12/26/07 (a)(b)(d)                               15,000         13,627
Series 2003-NC6 Class M1
   5.99%, 12/26/07 (a)(b)(d)                               13,918         12,578
Series 2004-HE1 Class B2
   6.69%, 12/26/07 (a)(b)(d)                                1,627            513
NEW CENTURY HOME EQUITY LOAN TRUST
Series 2004-3 Class M1
   5.41%, 12/26/07 (a)(b)(d)                               10,523         10,062
Series 2003-3 Class M3
   7.17%, 12/26/07 (a)(b)                                   1,878          1,518
NOVASTAR HOME EQUITY LOAN
Series 2005-1 Class M4
   5.47%, 12/26/07 (a)(b)(d)                                8,000          6,551
Series 2003-4 Class M1
   5.50%, 12/26/07 (a)(b)(d)                               20,000         19,328
Series 2003-2 Class M1
   5.54%, 12/26/07 (a)(b)(d)                               10,482         10,190
Series 2003-3 Class M1
   5.54%, 12/26/07 (a)(b)(d)                               18,166         17,187
Series 2003-3 Class M2
   6.44%, 12/26/07 (a)(b)(d)                                3,023          2,623
Series 2003-1 Class M2
   6.79%, 12/26/07 (a)(b)(d)                                2,868          2,721
OCWEN ADVANCE RECEIVABLES BACKED NOTES
   Series 2006-1A
   5.34%, 11/24/15 (b)(c)(d)                               30,000         28,500
ODIN CDO I (CAYMAN ISLANDS) LTD.
   Series 1A Class B1U5
   6.13%, 04/11/08 (a)(c)(d)                               20,000         19,953
OPTION ONE MORTGAGE LOAN TRUST
Series 2004-2 Class M1
   5.32%, 12/26/07 (a)(b)                                   7,000          6,671
Series 2003-2 Class M1
   5.44%, 12/26/07 (a)(b)(d)                                3,838          3,524
Series 2004-1 Class M2
   5.89%, 12/26/07 (a)(b)                                   2,800          2,638
Series 2004-1 Class M3
   6.14%, 12/26/07 (a)(b)                                   1,214          1,042
Series 2002-6 Class M2
   7.34%, 12/26/07 (a)(b)                                      35             14
Series 2003-1 Class M2
   7.71%, 12/26/07 (a)(b)                                      82             35
OPTION ONE MORTGAGE SECURITIES CORP. NIM TRUST
   Series 2005-3A Class N1
   5.44%, 08/25/35 (c)(d)                                   1,706          1,020
PARK PLACE SECURITIES NIM TRUST
   Series 2004-WHQ2 Class B
   5.00%, 02/25/35 (c)                                        474            476
PARK PLACE SECURITIES, INC.
   Series 2004-MHQ1 Class M1
   5.49%, 12/26/07 (a)(b)(d)                               14,000         12,545
RESIDENTIAL ASSET SECURITIES CORP.
Series 2004-KS2 Class M22
   5.79%, 12/26/07 (a)(b)(d)                                1,475          1,402
Series 2003-KS6 Class M2
   7.04%, 12/26/07 (a)(b)(d)                                1,284            213
SAIL NET INTEREST MARGIN NOTES
   Series 2003-12A Class A
   7.35%, 11/27/33 (c)                                         22             --
SAXON ASSET SECURITIES TRUST
   Series 2004-1 Class M2
   6.48%, 12/26/07 (a)(b)(d)                               12,694         12,387
SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE
   Series 2004-BC1 Class M1
   5.30%, 12/26/07 (a)(b)(d)                                8,949          8,255
STRUCTURED ASSET INVESTMENT LOAN TRUST
   Series 2003-BC7 Class M2
   6.54%, 12/26/07 (a)(b)(d)                                2,796          2,552
STRUCTURED ASSET SECURITIES CORP.
   Series 2005-WF1 Class A2
   4.99%, 12/26/07 (a)(b)                                     113            112
SUPERIOR WHOLESALE INVENTORY FINANCING TRUST
   Series 2007-AE1 Class B
   4.95%, 12/15/07 (a)(b)(d)(e)                            10,000          9,812
USXL FUNDING LLC
   Series 2006-1A  Class A
   5.38%, 04/15/14 (b)(c)(d)(e)                            30,662         30,860

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
WFS FINANCIAL OWNER TRUST
   Series 2004-1 Class C
   2.49%, 08/22/11 (b)                                        487            486
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $676,935)                                                          633,387
                                                                     -----------

MORTGAGE-BACKED SECURITIES 46.2% of net assets

COLLATERALIZED MORTGAGE OBLIGATIONS 39.5%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
   Series 2003-9 Class A2
   4.50%, 08/25/18 (b)(d)                                   4,153          4,088
ADJUSTABLE RATE MORTGAGE TRUST
Series 2005-7 Class 2AX (I/O)
   0.27%, 10/25/35 (b)(d)                                  89,165            336
Series 2007-1 Class 4A1
   5.95%, 03/25/37 (b)(d)                                  46,650         45,976
AMERICAN HOME MORTGAGE INVESTMENT TRUST
Series 2005-3 Class 2A3
   4.99%, 09/25/35 (b)(d)                                  25,000         23,948
Series 2007-A Class 13A1
   6.10%, 01/25/37 (b)(c)(d)                               64,437         61,887
BANC OF AMERICA FUNDING CORP.
   Series 2006-A Class 3A1
   5.89%, 02/20/36 (b)(d)                                  70,838         70,515
BANC OF AMERICA MORTGAGE SECURITIES, INC.
   Series 2005-E Class 3A1
   5.24%, 06/25/35 (b)(d)                                   9,083          9,018
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
Series 2004-12 Class 1A1
   4.24%, 02/25/35 (b)                                        681            683
Series 2005-1 Class 3A1
   5.18%, 03/25/35 (b)(d)                                  11,791         11,734
BEAR STEARNS ALT-A TRUST
   Series 2006-1 Class 23A1
   5.66%, 02/25/36 (b)                                      1,109          1,100
CHASE MORTGAGE FINANCE CORP.
   Series 2003-S14 2A2
   5.00%, 01/25/34 (b)(d)                                  12,067         12,001
CITICORP MORTGAGE SECURITIES, INC.
   Series 2004-2 Class A1
   5.00%, 03/25/34 (b)                                     15,065         14,907
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2006-AR5 Class 2A4A
   6.46%, 12/01/07 (a)(b)(d)                                8,713          8,798
Series 2006-AR3 Class 2A4A
   5.90%, 06/25/36 (b)                                     59,877         60,503
Series 2006-AR7 Class 1A4A
   5.78%, 11/25/36 (b)                                     55,633         55,287
Series 2007-AR4 Class 2A3A
   5.71%, 02/25/37 (b)(d)                                  36,872         36,692
CITIMORTGAGE ALTERNATIVE LOAN TRUST
Series 2006-A7 Class 1A12
   6.00%, 12/25/36 (b)(d)                                  34,883         34,650
Series 2007-A2 Class 1A13
   5.75%, 02/25/37 (b)(d)                                  40,529         39,988
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-51 Class 3AB1
   4.95%, 12/20/07 (a)(b)(d)                                1,205          1,199
Series 2004-30CB Class 1A15
   5.50%, 08/25/16 (b)(d)                                  28,461         27,989
Series 2005-J1 Class 3A1
   6.50%, 08/25/32 (b)(d)                                   7,996          8,175
Series 2003-21T1 Class A2
   5.25%, 12/25/33 (b)                                      1,002          1,002
Series 2004-J7 Class 1A6
   5.01%, 08/25/34 (b)(d)                                  10,326         10,214
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                                   3,129          3,128
Series 2005-1CB Class 1A1
   5.00%, 03/25/35 (b)(d)                                  10,819         10,450
Series 2005-21CB Class A3
   5.25%, 06/25/35 (b)(d)                                  50,502         48,051
Series 2005-75CB Class A3
   5.50%, 01/25/36 (b)(d)                                   3,596          3,553
Series 2005-86CB Class A4
   5.50%, 02/25/36 (b)(d)                                  58,921         57,505
Series 2006-19CB Class A7
   6.00%, 08/25/36 (b)(d)                                  35,518         35,211
Series 2006-41 Class 2A14
   6.00%, 01/25/37 (b)(d)                                  45,761         45,900
Series 2007-2CB Class 1A1
   5.75%, 03/25/37 (b)                                         28             28
Series 2007-2CB Class 2A13
   5.75%, 03/25/37 (b)(d)                                      43             43
Series 2007-HY3 Class 1A1
   5.99%, 03/25/47 (b)(d)                                  36,389         35,543
COUNTRYWIDE HOME LOAN
Series 2007-8 Class 1A16
   6.00%, 09/25/24 (b)(d)                                  20,112         19,940
Series 2004-4 Class A3
   4.50%, 05/20/34 (b)(d)                                  10,611         10,581
Series 2005-HYB2 Class 1A4
   4.56%, 05/20/35 (b)(d)                                   1,423          1,436
Series 2006-20 Class 1A36
   5.75%, 02/25/37 (b)(d)                                      --             --
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-2 Class 3A1
   6.50%, 03/25/36 (b)(d)                                   8,484          8,189
Series 2006-6 Class 1A8
   6.00%, 07/25/36 (b)(d)                                  48,358         48,216
Series 2006-6 Class 1A12
   6.00%, 07/25/36 (b)(d)                                  17,671         17,578
Series 2006-7 Class DX (I/O)
   7.00%, 08/25/36 (b)                                      4,624            955
Series 2007-2 Class 2A1
   5.00%, 03/25/37 (b)(d)                                  49,013         48,159
Series 2007-3 Class AP (P/O)
   0.00%, 04/25/37 (b)                                      1,876          1,193
Series 2007-3 Class 4A1
   5.00%, 04/25/37 (b)(d)                                  56,376         54,972

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
Series 2007-3 Class 3A1
   5.00%, 04/25/37 (b)(d)                                  17,961         17,019
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
Series 2002-AR28 Class 1A2
   7.28%, 12/01/07 (a)(b)(d)                                  231            230
Series 2003-29 Class 1A1
   6.50%, 12/25/33 (b)(d)                                   3,266          3,311
Series 2004-AR3 Class 3A1
   6.82%, 04/25/34 (b)                                      6,295          6,367
Series 2004-8 Class DX (I/O)
   6.00%, 12/25/34 (b)                                      3,012            575
Series 2005-10 Class DX2 (I/O)
   6.00%, 12/25/35 (b)                                      8,791          1,538
Series 2005-12 Class 6A1
   6.00%, 01/25/36 (b)                                        317            314
Series 2003-8 Class 3A3
   5.50%, 04/25/36 (b)(d)                                   8,468          8,246
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2006-AR5 Class 22A
   5.50%, 10/25/21 (b)(d)                                  17,725         17,652
Series 2006-AR5 Class 23A
   6.00%, 10/25/21 (b)(d)                                  32,025         32,208
Series 2005-6 Class 1A3
   5.50%, 10/25/35 (b)(d)                                  30,016         29,952
DEUTSCHE MORTGAGE SECURITIES, INC.
   Series 2004-3 Class 1A7
   3.75%, 03/25/34 (b)(d)                                   5,257          5,165
FIFTH THIRD MORTGAGE LOAN TRUST
Series 2002-FTB1 Class 2A1
   6.02%, 12/01/07 (a)(b)(d)                                1,180          1,177
Series 2002-FTB1
   6.76%, 12/01/07 (a)(b)(d)                                  312            311
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES
   Series 2006-FA1 Class 1A3
   5.75%, 04/25/36 (b)(d)                                  37,845         37,229
FIRST HORIZON ASSET SECURITIES, INC.
   Series 2004-3 Class 1A1
   5.25%, 06/25/34 (b)(d)                                   5,891          5,640
GMAC MORTGAGE CORP. LOAN
Series 2003-AR1 Class A5
   4.59%, 12/01/07 (a)(b)(d)                               18,514         18,040
Series 2004-J3 Class A1
   5.25%, 07/25/34 (b)(d)                                  10,697         10,650
GSR MORTGAGE LOAN TRUST
   Series 2004-5 Class 3A2
   4.70%, 05/25/34 (b)(d)                                  21,888         21,660
HARBORVIEW MORTGAGE LOAN TRUST
   Series 2006-6 Class X1 (I/O)
   0.28%, 07/19/36 (b)(d)                                  44,776             78
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2006-AR11 Class 3A1
   5.83%, 06/25/36 (b)                                      4,419          4,378
Series 2007-AR1 Class 2A1
   5.71%, 04/25/37 (b)(d)                                  53,635         53,569
Series 2007-AR1 Class 3A1
   5.99%, 04/25/37 (b)(d)                                 123,318        122,100
Series 2007-AR5 Class 2A1
   6.12%, 05/25/37 (b)(d)                                 118,167        116,828
Series 2007-AR7 Class 2A1
   5.81%, 06/25/37 (b)(d)                                  57,403         56,269
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                                  21,514         21,659
Series 2006-A1 Class 4A1
   6.04%, 03/25/36 (b)(d)                                  18,573         18,274
Series 2006-A4 Class A1
   5.95%, 09/25/36 (b)(d)                                 109,556        107,272
Series 2006-A6 Class 2A1
   5.50%, 11/25/36 (b)(d)                                  45,013         43,588
Series 2007-A1 Class 2A1
   5.94%, 03/25/37 (b)(d)                                 105,513        103,974
JP MORGAN MORTGAGE TRUST
Series 2004-A6 Class 4A1
   5.47%, 12/25/34 (a)(b)                                   4,086          4,061
Series 2006-A7 Class 2A4R
   5.46%, 01/25/37 (b)(d)                                  70,364         70,437
Series 2007-A2 Class 3A3
   5.86%, 04/25/37 (b)                                      6,165          6,065
LEHMAN XS TRUST
Series 2005-4 Class 2A1B
   5.17%, 10/25/35 (b)                                      1,958          1,954
Series 2007-5H Class 3A4
   6.45%, 05/25/37 (b)                                     22,586         21,599
MASTR ADJUSTABLE RATE MORTGAGE TRUST
Series 2004-1 Class 4A2
   4.89%, 01/25/34 (b)                                      1,445          1,461
Series 2004-6 Class 5A1
   4.71%, 07/25/34 (b)                                        550            551
Series 2005-1 Class 5A1
   4.95%, 02/25/35 (b)                                      1,743          1,765
MASTR ASSET SECURITIZATION TRUST
Series 2003-7 Class 4A1
   4.25%, 09/25/33 (b)                                     10,331         10,047
Series 2004-4 Class 2A1
   5.00%, 04/25/34 (b)                                     13,119         13,048
MERRILL LYNCH ALTERNATIVE NOTE ASSET
Series 2007-AF1 Class 1AF6
   6.00%, 05/30/37 (b)                                     22,826         22,886
Series 2007-AF1 Class 2AF1
   6.50%, 05/30/37 (b)                                     11,845         11,966
Series 2007-AF1 Class AV1
   5.68%, 05/30/47 (b)                                     68,425         66,897
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-A2 Class 2A4
   5.05%, 01/25/33 (b)                                     14,028         13,906
MLCC MORTGAGE INVESTORS, INC.
   Series 2004-HB1 Class A3
   7.11%, 04/25/29 (b)                                      3,829          3,834
MORGAN STANLEY DEAN WITTER CAPITAL I
   Series 2003-HYB1 Class A2
   4.30%, 03/25/33 (b)                                      2,842          2,880

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-9 Class 2A
   6.37%, 12/01/07 (a)(b)                                   8,015          8,162
Series 2005-2AR Class B1
   5.29%, 12/26/07 (a)(b)(d)                               27,495         27,250
Series 2006-7 Class 2A
   6.00%, 06/25/21 (b)(d)                                  22,339         22,863
Series 2006-1AR Class 3A
   5.88%, 02/25/36 (b)                                     21,970         21,929
Series 2006-2 Class 4A
   6.00%, 02/25/36 (b)(d)                                   4,609          4,534
Series 2006-2 Class 6A
   6.50%, 02/25/36 (b)(d)                                  12,660         12,820
Series 2007-8XS Class A1
   5.75%, 04/25/37 (b)                                     62,190         62,843
Series 2007-11AR Class 1A1
   6.28%, 06/25/37 (b)                                     19,490         19,526
Series 2007-3XS Class 1A2
   5.62%, 01/25/47 (b)(d)                                  31,497         31,570
Series 2007-6XS Class 1A2S
   5.50%, 02/25/47 (b)                                     29,111         29,141
PRIME MORTGAGE TRUST
   Series 2005-3 Class A4
   4.75%, 08/25/20 (b)                                        519            506
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2004-QA3 Class NB21
   4.47%, 12/01/07 (a)(b)(d)                                4,231          4,207
Series 2003-QS10 Class A13
   4.25%, 05/25/33 (b)                                      9,046          8,594
Series 2005-QS7 Class A1
   5.50%, 06/25/35 (b)                                     12,654         12,468
Series 2006-QA1 Class A21
   5.97%, 01/25/36 (b)(d)                                  64,975         64,765
Series 2006-QS3 Class 1A10
   6.00%, 03/25/36 (b)(d)                                   8,044          8,059
Series 2006-QS11 Class 1A2
   6.00%, 08/25/36 (b)                                     88,336         88,738
Series 2006-QS8 Class A1
   6.00%, 08/25/36 (b)                                    221,526        218,843
Series 2006-QS16 Class A10
   6.00%, 11/25/36 (b)                                     43,005         42,772
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
   Series 2004-SL2 Class A1
   6.50%, 10/25/16 (b)                                         56             57
RESIDENTIAL ASSET SECURITIZATION TRUST
Series 2003-A11 Class A8
   4.25%, 11/25/33 (b)                                     24,354         23,999
Series 2005-A8CB Class A11
   6.00%, 07/25/35 (b)                                      2,524          2,430
Series 2007-A1 Class A9
   5.75%, 03/25/37 (b)                                     63,610         63,152
Series 2007-A1 Class A8
   6.00%, 03/25/37 (b)                                     19,603         19,554
RESIDENTIAL FUNDING MORTGAGE SECURITIES I
Series 2003-S7 Class A17
   4.00%, 05/25/33 (b)                                        442            409
Series 2006-SA4 Class 3A1
   5.84%, 10/25/36 (b)(d)                                  21,444         21,335
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST
   Series 2005-20 Class 1A1
   5.77%, 10/25/35 (b)                                     12,037         11,779
STRUCTURED ASSET SECURITIES CORP.
Series 2003-24A Class 1A1
   4.60%, 07/25/33 (b)                                        977          1,007
Series 2003-40A Class 3A2
   4.51%, 01/25/34 (b)                                      1,703          1,691
Series 2005-11H Class A2
   5.00%, 06/25/35 (b)                                     36,077         35,061
Series 2006-RF3 Class 4A
   5.74%, 10/25/36 (b)(c)                                   9,369          9,417
TBW MORTGAGE BACKED PASS THROUGH CERTIFICATES
   Series 2006-1 Class DX (I/O)
   6.00%, 04/25/36 (b)                                      4,644            863
WASHINGTON MUTUAL ALTERNATIVE MORTGAGE PASS-THROUGH
CERTIFICATES
Series 2007-1 Class 2A1
   6.00%, 01/25/22 (b)                                     25,609         25,684
Series 2003-AR1 Class A6
   4.48%, 03/25/33 (b)(d)                                   1,100          1,094
Series 2005-7 Class 3CB
   6.50%, 08/25/35 (b)(d)                                   9,479          9,499
Series 2006-3 Class 3CB4
   6.00%, 04/25/36 (b)(d)                                  33,091         32,444
WASHINGTON MUTUAL MSC MORTGAGE
   Series 2002-MS7 Class CB2
   5.92%, 11/25/32 (b)                                      3,991          4,013
WELLS FARGO ALTERNATIVE LOAN TRUST
   Series 2007-PA3 Class AIO (I/O)
   0.20%, 07/25/37 (b)                                    838,344          4,502
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2004-K Class 2A5
   4.73%, 12/01/07 (a)(b)(d)                               11,058         10,933
Series 2003-N Class 2A2
   4.75%, 12/01/07 (a)(b)(d)                                9,688          9,365
Series 2006-AR1 Class 2A4
   5.55%, 12/01/07 (a)(b)(d)                               52,453         52,570
Series 2003-5 Class A3
   4.25%, 05/25/33 (b)                                     15,507         15,030
Series 2003-0 Class 2A1
   4.61%, 01/25/34 (b)(d)                                  18,056         17,397
Series 2004-Z Class 2AIO (I/O)
   0.21%, 12/25/34 (b)(d)                                  61,967            156
                                                                       ---------
                                                                       3,172,982

COMMERCIAL MORTGAGE BACKED SECURITIES 1.1%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
   Series 2005-RR Class A1FL
   5.08%, 12/22/07 (a)(b)(d)                                9,999          9,976

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL3 Class A1
   5.94%, 03/23/45                                         29,796         30,791
Series 2007-SL2 Class A1
   5.31%, 12/27/49 (b)(c)(d)                               44,358         44,479
                                                                       ---------
                                                                          85,246

U.S. GOVERNMENT AGENCY MORTGAGES 5.6%
--------------------------------------------------------------------------------
FANNIE MAE
   5.00%, 06/25/18 (d)                                     13,384          1,310
   7.09%, 07/01/31 (d)                                        135            137
   6.89%, 10/01/31 (d)                                        240            244
   7.00%, 10/01/31 (d)                                        115            116
   7.22%, 01/01/32                                            279            283
   4.91%, 10/01/35                                             --             --
   7.11%, 08/01/39 (d)                                        262            266
FANNIE MAE INTEREST STRIP
   0.00%, 07/01/36                                         46,067         37,395
FANNIE MAE TBA
   4.00%, 12/17/22                                         29,500         28,329
   5.00%, 12/17/22                                         62,000         61,952
   5.50%, 12/17/22                                        130,000        131,523
   6.00%, 12/17/22                                        115,000        117,570
   6.50%, 12/17/22                                         10,000         10,291
FREDDIE MAC
   6.00%, 05/01/08 (d)                                         73             74
   7.38%, 07/01/29 (d)                                        396            404
   7.18%, 04/01/31 (d)                                        435            438
   7.23%, 10/01/31 (d)                                        138            140
FREDDIE MAC TBA
   6.00%, 12/17/22                                         46,000         46,970
   5.50%, 11/30/35                                         12,500         12,635
                                                                       ---------
                                                                         450,077
                                                                       ---------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $3,728,687)                                                      3,708,305
                                                                       ---------


SECURITY                                                NUMBER OF       VALUE
                                                         SHARES      ($ X 1,000)
PREFERRED STOCK 1.0% of net assets

FRESENIUS MEDICAL CARE CAPITAL TRUST II                     3,376          3,384
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)                  3,255          3,971
WOODBOURNE PASS-THROUGH TRUST (b)(c)                      740,000         74,569
                                                                       ---------
TOTAL PREFERRED STOCK
(COST $82,211)                                                            81,924
                                                                       ---------


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 6.6% of net assets

COMMERCIAL PAPER & OTHER OBLIGATIONS 6.4%
--------------------------------------------------------------------------------
ATLANTIS TWO FUNDING CORP.
   5.45%, 12/03/07                                         50,000         50,000
   5.55%, 12/03/07                                        152,000        152,000
DUKE POWER CO., LLC
   5.00%, 12/03/07                                         13,000         13,000
KINDER MORGAN ENERGY
   5.05%, 12/03/07                                         47,251         47,251
   5.05%, 12/04/07                                         25,000         24,997
ROCKIES EXPRESS PIPELINE
   5.05%, 12/03/07                                        200,000        200,000
VIACOM INC
   5.20%, 12/03/07                                         25,000         25,000
                                                                       ---------
                                                                         512,248

REPURCHASE AGREEMENT 0.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
    dated 11/30/07, due 12/03/07 at 4.33%, with a
      maturity value of $774 (fully collateralized
      by U.S. Government Agency Securities with a
      value of $805.)                                         774            774

U.S. TREASURY OBLIGATION 0.2%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   3.75%, 01/24/08 (d)                                      2,500          2,487
   3.52%, 02/07/08 (d)                                      7,000          6,961
   3.03%, 02/28/08 (d)                                      6,000          5,955
                                                                       ---------
                                                                          15,403
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $528,268)                                                          528,425
                                                                       ---------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $8,047,952, and the unrealized appreciation and depreciation were $22,242 and ($312,497), respectively, with a net unrealized depreciation of ($290,255).

(a) Variable-rate security.
(b) Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,344,330 or 16.7% of net assets.
(d) All or a portion of this security is held as collateral for futures contracts and short sales.
(e) Credit-enhanced security.

I/O -- Interest only
P/O -- Principal only

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

SHORT SALES 0.7% of net assets

U.S. GOVERNMENT AGENCY MORTGAGES  0.7%
--------------------------------------------------------------------------------
FANNIE MAE TBA
   6.00%, 12/17/22                                         8,500           8,640
   6.50%, 12/12/37                                        49,000          50,401
                                                                       ---------
TOTAL SHORT SALES
(PROCEEDS $58,629)                                                        59,041
                                                                       ---------

END OF SHORT SALE POSITIONS.

In addition to the above, the fund held the following at 11/30/07. All numbers are x 1,000 except number of futures contracts.


                                                         NOTIONAL     UNREALIZED
                                                          AMOUNT       LOSSES
                                                           (USD)        (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------

U.S. DOLLARS
  Receive variable rate payments of 3 month LIBOR,
    Pay fixed rate payments of 5.91%, expires
    06/16/14, Lehman Brothers, Inc.                        24,100          (898)

  Receive variable rate payments of 3 month LIBOR,
    Pay fixed rate payments of 5.91%, expires
    11/30/15, Lehman Brothers, Inc.                        20,000          (786)
                                                                      ----------
TOTAL UNREALIZED LOSSES ON INTEREST RATE SWAPS                           (1,684)
                                                                      ----------


                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         LOSSES
FUTURES CONTRACTS

2 YEARS, LONG, U.S. TREASURY NOTE,
    expires 03/31/08                           1,512      317,685          (978)
5 YEARS, SHORT, U.S. TREASURY NOTE,
    expires 03/31/08                          (7,500)     825,820        (3,092)
                                                                      ----------
NET UNREALIZED LOSSES                                                    (4,070)
                                                                      ----------

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
123.5%   MORTGAGE-BACKED SECURITIES                     54,121           55,208
  0.3%   ASSET-BACKED OBLIGATIONS                          127              127
  0.8%   CORPORATE BOND                                    358              361
  5.7%   SHORT-TERM INVESTMENTS                          2,567            2,567
--------------------------------------------------------------------------------
130.3%   TOTAL INVESTMENTS                              57,173           58,263
 (9.3)%  SHORT SALES                                    (4,117)          (4,139)
(21.0)%  OTHER ASSETS AND LIABILITIES                                    (9,409)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      44,715

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

MORTGAGE-BACKED SECURITIES 123.5% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 14.0%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
   Series 2005-1 Class 5A1
   5.00%, 06/25/45 (b)(c)                                    25               25
BANC OF AMERICA MORTGAGE SECURITIES, INC.
   Series 2007-3 Class 1 (P/O)
   0.00%, 09/25/37 (b)                                      791              630
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2004-2 Class I01 (I/O)
   0.13%, 08/25/33 (b)(c)                                26,137               84
Series 2004-HYB3 Class 1A
   5.76%, 09/25/34 (b)(c)                                   588              591
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2004-J2 Class 3X (I/O)
   0.27%, 04/25/34 (b)(c)                                26,137              253
Series 2005-20CB Class 2A3
   5.50%, 07/25/35 (b)(c)                                   369              369
Series 2005-23CB Class A15
   5.50%, 07/25/35 (b)(c)                                 1,159            1,155
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2007-5 Class DP (P/O)
   0.00%, 02/25/25 (b)(c)                                   664              499
Series 2006-7 Class DP (P/O)
   0.00%, 08/25/36 (b)                                      120               97
Series 2007-2 Class AP (P/O)
   0.00%, 03/25/37 (b)(c)                                    29               19
Series 2007-2 Class 3A7 (I/O)
   0.50%, 03/25/37 (b)(c)                                 8,984              161
CS FIRST BOSTON MORTGAGE SECURITIES CORP
Series 2001-26 Class 5A1
   7.34%, 11/25/31 (b)(c)                                   176              175
Series 2002-10 Class 2A1
   7.50%, 05/25/32 (b)(c)                                   291              292
MASTR ASSET SECURITIZATION TRUST
   Series 2003-6 Class 9A1
   4.25%, 07/25/33 (b)(c)                                   579              561
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST
   Series 2004-2 Class 2A
   7.42%, 03/25/34 (b)(c)                                    93               95
STRUCTURED ASSET SECURITIES CORP
   Series 2002-22H Class 1A
   6.94%, 11/25/32 (b)(c)                                    32               32
TBW MORTGAGE BACKED PASS THROUGH CERTIFICATES
   Series 2006-2 Class CX (I/O)
   5.50%, 07/25/36 (b)(c)                                 1,640              248
WACHOVIA ASSET SECURITIZATION, INC.
   Series 2002-1 Class 1A1
   6.25%, 04/25/33 (b)(c)                                    19               19
WASHINGTON MUTUAL, INC.
Series 2003-S10 Class A5
   5.00%, 10/25/18 (b)(c)                                   426              424
Series 2003-S12 Class 1A3
   4.50%, 11/25/18 (b)(c)                                   411              404
Series 2003-AR10 Class A4
   4.06%, 10/25/33 (b)(c)                                   123              123
                                                                     -----------
                                                                           6,256
                                                                     -----------

U.S. GOVERNMENT AGENCY MORTGAGES 109.5%
--------------------------------------------------------------------------------
FANNIE MAE TBA
   5.50%, 12/12/37                                        2,000            2,004
FREDDIE MAC
   5.50%, 05/15/36                                          795              189
FREDDIE MAC REMICS
   6.50%, 03/15/14 (b)(c)                                   863               95
GINNIE MAE
   4.00%, 04/20/37 (c)                                    1,863            1,853
   4.50%, 02/20/30 (b)(c)                                   218              217
   4.50%, 01/20/37 (c)                                    4,403            4,445
   5.00%, 02/15/18 to 05/15/35(c)                         5,274            5,255
   5.50%, 11/15/18 to 05/20/35(c)                         6,465            6,555

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
   6.00%, 04/15/28 to 02/15/37(c)                         1,043            1,071
   6.00%, 09/20/37 to 10/20/37                            4,983            5,098
   6.50%, 05/15/24 to 08/15/37(c)                         5,660            4,708
   7.00%, 11/15/23 to 08/15/37(c)                         4,997            5,233
   7.50%, 07/15/23 to 03/15/28(c)                           280              298
   8.00%, 05/15/08 to 08/15/09(c)                            32               33
   8.50%, 08/15/27 to 12/15/29(c)                            29               33
   9.00%, 09/20/15 to 12/20/30(c)                         1,126            1,214
   9.00%, 06/20/25                                           25               27
GINNIE MAE TBA
   5.00%, 12/19/37                                        1,000              993
   5.50%, 12/19/37                                        5,000            5,032
   6.00%, 12/19/37                                        4,500            4,599
                                                                     -----------
                                                                          48,952
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $54,121)                                                            55,208
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.3% OF NET ASSETS
COUNTRYWIDE ASSET-BACKED CERTIFICATES
   Series 2003-2 Class M2
   6.44%, 12/26/07 (a)(b)(c)                                 19               18
HOME EQUITY ASSET TRUST
   Series 2006-3 Class 2A1
   4.86%, 12/26/07 (a)(b)                                   110              109
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $127)                                                                  127
                                                                     -----------

CORPORATE BOND 0.8% OF NET ASSETS

FINANCE 0.8%
--------------------------------------------------------------------------------

BANKING 0.8%
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 12/29/49 (b)(c)(d)                                350              361
                                                                     -----------
TOTAL CORPORATE BOND
(COST $358)                                                                  361
                                                                     -----------

SHORT-TERM INVESTMENTS 5.7% OF NET ASSETS

REPURCHASE AGREEMENT 5.6%
--------------------------------------------------------------------------------

FIXED INCOME CLEARING CORP
   dated 11/30/07, due 12/03/07 at 4.33%,
   with a maturity value of $2,543 (fully
   collateralized by Federal Home Loan Bank
   with a value of $2,630)                                2,542            2,542

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   3.03%, 02/28/08 (c)                                       25               25
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,567)                                                              2,567
                                                                     -----------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $57,173, and the unrealized appreciation and depreciation were $1,176 and ($86), respectively, with a net unrealized appreciation of $1,090.

(a) Variable-rate security.

(b) Callable security.

(c) All or a portion of this security is held as collateral for open futures contracts and short sales.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $361 or 0.8% of net assets.

I/O -- Interest only
P/O -- Principal only

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT SALES 9.3% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGE 9.3%
--------------------------------------------------------------------------------
GINNIE MAE TBA
   6.50%, 12/19/37                                        4,000            4,139
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $4,117)                                                          4,139
--------------------------------------------------------------------------------

END OF SHORT SALE POSITIONS.

In addition to the above, the fund held the following at 11/30/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF     CONTRACT     UNREALIZED
                                         CONTRACTS      VALUE      GAINS/LOSSES
FUTURES CONTRACTS
10 YEARS, LONG, U.S. TREASURY NOTE,
   expires 03/19/08                             34        3,849              14
2 YEARS, SHORT, U.S. TREASURY NOTE,
   expires 03/31/08                             (9)       1,891              (4)
                                                                   ------------
NET UNREALIZED GAINS                                                         10
                                                                   ------------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 40.8%   FIXED-RATE OBLIGATIONS                         362,618          366,630
 56.9%   VARIABLE-RATE OBLIGATIONS                      533,892          510,183
--------------------------------------------------------------------------------
 97.7%   TOTAL INVESTMENTS                              896,510          876,813
  2.3%   OTHER ASSETS AND LIABILITIES                                     20,324
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      897,137

ISSUER
PROJECT                                                                                MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE           DATE           ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 40.8% OF NET ASSETS

CALIFORNIA 38.9%
----------------------------------------------------------------------------------------------------------------------------------
ASSOCIATION OF BAY AREA GOVERNMENTS
   RB (Georgiana Bruce Kirby Preparatory School) Series 2007              3.85%   02/01/12 (a)                4,000          4,000
BAY AREA TOLL AUTH
   San Francisco Bay Area Toll Bridge RB Series 2006F                     5.00%   04/01/09                    5,815          5,947
CALIFORNIA
   Economic Recovery Bonds Series 2004A                                   5.25%   07/01/13                   52,415         57,187
   Federal Highway Grant Anticipation Bonds Series 2004A                  5.00%   02/01/08 (a)(d)             1,360          1,364
   GO Bonds                                                               5.00%   10/01/13                    6,200          6,652
   GO Bonds                                                               5.00%   08/01/14                   12,400         13,343
   GO Refunding Bonds Series 2005                                         5.00%   05/01/12                    7,065          7,494
   Refunding GO Bonds                                                     5.00%   11/01/13                    2,000          2,148
   Various Purpose GO Bonds                                               6.60%   02/01/09                   14,505         15,049
   Various Purpose GO Bonds                                               5.25%   02/01/14                    8,355          9,032
   Various Purpose GO Bonds                                               5.00%   03/01/14                   11,300         12,118
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                           5.50%   05/01/08                   12,720         12,833
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   RB (Catholic Healthcare West) Series 2005G                             5.00%   07/01/10                    2,000          2,059
   Refunding RB (Cedars-Sinai Medical Center) Series 2005                 5.00%   11/15/08                    1,000          1,015
   Refunding RB (Cedars-Sinai Medical Center) Series 2005                 5.00%   11/15/10                    2,035          2,113
CALIFORNIA PUBLIC WORKS BOARD
   Lease RB (Butterfield State Office Complex) Series 2005A               5.00%   06/01/08                    4,515          4,551
   Lease RB (Butterfield State Office Complex) Series 2005A               5.00%   06/01/09                    1,940          1,987

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE           DATE           ($ X 1,000)    ($ X 1,000)
   Lease RB (Dept of Corrections-California State Prison-Kern Cnty at
   Delano II) Series 2003C                                                5.00%   06/01/12                    5,000          5,296
   Lease Refunding RB (Dept of Corrections) Series 2004D                  4.50%   12/01/07 (a)                3,550          3,550
CALIFORNIA STATE UNIVERSITY
   Systemwide RB Series 2005C                                             4.00%   11/01/08                    2,050          2,061
   Systemwide RB Series 2005C                                             4.00%   11/01/09                    3,015          3,058
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Pollution Control Refunding RB (Southern California Edison Co)
   Series A                                                               4.10%   04/01/13 (a)                2,000          2,039
   RB (Daughters of Charity Health System) Series 2005F                   5.00%   07/01/08                    1,240          1,246
   RB (Daughters of Charity Health System) Series 2005F                   5.00%   07/01/09                    3,065          3,104
   RB (Daughters of Charity Health System) Series 2005F                   5.00%   07/01/10                    2,455          2,500
   RB (Daughters of Charity Health System) Series 2005G                   5.25%   07/01/11                      895            922
   RB (Huntington Memorial Hospital) Series 2005                          5.00%   07/01/09                    3,250          3,317
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
   Series 2004                                                            5.50%   05/15/08                      400            403
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
   Series 2004                                                            5.50%   05/15/09                      660            671
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
   Series 2004                                                            5.50%   05/15/10                      900            923
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
   Series 2004                                                            5.50%   05/15/11                    1,160          1,195
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
   Series 2004                                                            5.50%   05/15/12                    1,450          1,500
CHULA VISTA PUBLIC FINANCING AUTH
   Refunding RB Series 2005A                                              4.00%   09/01/12 (a)                2,980          3,068
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                         5.00%   08/15/08                      550            553
   RB Series 2005                                                         5.00%   08/15/09                      500            507
   RB Series 2005                                                         5.00%   08/15/10                    1,415          1,442
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B            5.50%   06/01/13                   16,675         18,345
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B            5.63%   06/01/13                   27,915         30,883
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A            5.00%   06/01/17                    5,500          5,540
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A            5.00%   06/01/18                    4,190          4,215
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A            5.00%   06/01/19                   11,920         12,101
IMPERIAL REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Notes Series 2006                           4.50%   12/01/08                    2,000          2,024
INDIO PUBLIC FINANCING AUTH
   Lease RB Series 2007B                                                  3.80%   11/01/12 (a)(b)             5,000          5,074
LOS ANGELES
   TRAN 2007                                                              4.50%   06/30/08                   25,000         25,180
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Sales Tax RB (Prop C) Second Sr Series 2004A                           5.00%   07/01/10 (a)                3,390          3,538
   Sales Tax Refunding RB (Prop C) Second Sr Series 1998A                 5.50%   07/01/10 (a)                2,485          2,627
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding) Series A                    5.00%   12/01/08 (a)                1,000          1,017
ORANGE CNTY PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2005                                         5.00%   07/01/10 (a)                7,155          7,458

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE           DATE           ($ X 1,000)    ($ X 1,000)
PERRIS PUBLIC FINANCING AUTH
   2006 Tax Allocation RB                                                 4.40%   10/01/10                      480            478
   2006 Tax Allocation RB                                                 4.55%   10/01/11                      520            519
   2006 Tax Allocation RB                                                 4.65%   10/01/12                      545            543
RANCHO CORDOVA
   Special Tax Bonds Series 2007                                          4.50%   09/01/15                    1,200          1,185
REDDING JOINT POWERS FINANCING AUTH
   Electric System RB Series 1996A                                        5.50%   06/01/11 (a)                2,000          2,020
ROSEVILLE NATURAL GAS FINANCING AUTH
   RB Series 2007                                                         4.00%   02/15/09                    1,500          1,499
   RB Series 2007                                                         5.00%   02/15/11                    1,000          1,025
SACRAMENTO MUNICIPAL UTILITY DISTRICT
   Electric Refunding RB Series 1997L                                     5.00%   07/01/11 (a)                2,500          2,552
SACRAMENTO TRANSPORTATION AUTH
   Measure A Sales Tax Revenue Notes (Limited Tax Bonds) Series 2007A     5.00%   10/01/09                    5,000          5,161
SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research) Series 2006               5.00%   09/01/09                    1,085          1,098
   COP (Burnham Institute for Medical Research) Series 2006               5.00%   09/01/10                    1,000          1,016
SAN FRANCISCO STATE UNIVERSITY
   Student Housing RB (Auxiliary Organization) Series 1999                5.00%   07/01/08                      400            404
SANTA BARBARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Central City Redevelopment) Sr
   Series 1995A                                                           6.00%   03/01/08 (a)                1,535          1,545
SANTA CLARA
   Insurance Funding Bonds Series 1987                                    3.00%   04/01/08 (a)                5,000          4,998
SONOMA CNTY JUNIOR COLLEGE DISTRICT
   GO Bonds (Election of 2002) Series B                                   3.73%   08/01/29 (a)(b)(c)          4,960          4,960
WESTERN PLACER USD
   COP (School Facilities) Series 2006B                                   3.63%   12/01/09 (a)(b)             6,000          6,021
                                                                                                                       -----------
                                                                                                                           349,273

PUERTO RICO 1.9%
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   Public Improvement Refunding Bonds Series 2003C                        5.00%   07/01/08                    4,800          4,835
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities RB Series B                                      5.00%   07/01/09 (a)                1,000          1,015
   Government Facilities Refunding RB Series J                            5.00%   07/01/12 (a)               11,000         11,507
                                                                                                                       -----------
                                                                                                                            17,357
                                                                                                                       -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $362,618)                                                                                                         366,630
                                                                                                                       -----------

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE           DATE           ($ X 1,000)    ($ X 1,000)

VARIABLE-RATE OBLIGATIONS 56.9% OF NET ASSETS

CALIFORNIA 45.2%
----------------------------------------------------------------------------------------------------------------------------------
ASSOCIATION OF BAY AREA GOVERNMENTS
   Refunding RB (Casa De Las Campanas) Series 2007A                       5.50%   12/06/07 (a)(b)            14,350         14,350
   Refunding RB (Eskaton Properties) Series 2005                          6.40%   12/06/07 (a)                2,950          2,950
CALIFORNIA
   GO Refunding Bonds                                                     3.78%   12/06/07 (b)(c)             8,800          8,800
   Various Purpose GO Bonds                                               3.61%   12/06/07 (a)(b)(c)          2,830          2,830
   Various Purpose GO Bonds                                               3.64%   12/06/07 (a)(b)(c)         11,305         11,305
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                           3.78%   12/06/07 (b)(c)            19,905         19,905
   Power Supply RB Series 2002B2                                          3.49%   12/03/07 (a)                2,845          2,845
   Power Supply RB Series 2002C1                                          3.45%   12/06/07 (a)                1,300          1,300
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
   Insured RB (Rand Corp) Series 2002B                                    3.50%   12/03/07 (a)(b)             7,030          7,030
CALIFORNIA POLLUTION CONTROL FINANCING AUTH
   Pollution Control Refunding RB (Pacific Gas & Electric) Series
   1996E                                                                  3.45%   12/03/07 (a)                4,800          4,800
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Obligated Group)                               8.00%   12/27/07 (a)               14,500         14,500
   RB (Catholic Healthcare West) Series 2007E                             3.70%   12/04/07 (a)               12,000         12,000
   RB (Kaiser Permanente) Series 2007B                                    4.29%   01/01/08                   42,000         36,247
   RB (Sutter Health) Series 2003A                                        3.65%   12/06/07 (a)(b)(c)          3,645          3,645
M-S-R PUBLIC POWER AGENCY
   Subordinate Lien RB (San Juan) Series 1997E                            3.48%   12/06/07 (a)(b)             6,050          6,050
MODESTO IRRIGATION DISTRICT FINANCING AUTH
   Domestic Water Project RB Series 2007F                                 4.35%   12/03/07 (a)               11,685         10,873
MODESTO PUBLIC FINANCING AUTH
   Lease Refunding & Capital Improvement Bonds                            3.70%   09/03/08 (a)               24,675         24,675
NORTHERN CALIFORNIA GAS AUTH NO.1
   Gas Project RB Series 2007B                                            4.23%   01/02/08                   50,000         44,941
ORANGE CNTY SANITATION DISTRICT
   Refunding COP Series 2000B                                             3.47%   12/03/07 (b)                3,500          3,500
SACRAMENTO COUNTY SANITATION DISTRICT FINCG AUTH
   Refunding RB Series 2007B                                              4.30%   12/03/07 (a)               30,000         27,181
SACRAMENTO COUNTY WATER FINANCE AUTH
   RB (Sacramento Cnty Water Agency Zones 40 & 41) Series 2007B           4.29%   12/03/07 (a)               50,000         45,798
SACRAMENTO FINANCE AUTH
   Refunding RB (Master Lease Program Facilities) Series 2006E            3.68%   12/06/07 (a)(b)(c)         11,070         11,070
SAN DIEGO PUBLIC FACILITIES FINANCING AUTH
   Subordinate Sewer Revenue Notes Series 2007                            3.64%   12/06/07 (a)(b)(c)         42,000         42,000
SAN JOSE REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series
   2006D                                                                  3.65%   12/06/07 (a)(b)(c)          3,600          3,600
   Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series
   2006D                                                                  3.68%   12/06/07 (a)(b)(c)         10,000         10,000

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE           DATE           ($ X 1,000)    ($ X 1,000)
SAN MATEO COMMUNITY COLLEGE DISTRICT
   GO Bonds (Election of 2005) Series 2006B                               3.65%   12/06/07 (b)(c)             2,255          2,254
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2000B3                                                 3.38%   12/03/07 (b)                1,800          1,800
UNIVERSITY OF CALIFORNIA
   General RB Series 2007J                                                3.63%   12/06/07 (a)(b)(c)         15,365         15,365
WHITTIER
   Refunding RB (Whittier College) Series 2004                            6.00%   12/06/07 (a)(b)            14,100         14,100
                                                                                                                       -----------
                                                                                                                           405,714

PUERTO RICO 11.7%
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   Public Improvement & Refunding Bonds Series 2000                       3.61%   12/06/07 (a)(b)(c)            805            805
   Public Improvement Bonds of 1996                                       3.75%   01/02/08 (a)               12,900         12,900
   Public Improvement GO Refunding Bonds Series 2006A                     3.61%   12/06/07 (a)(b)(c)            100            100
PUERTO RICO AQUADUCT & SEWER AUTH
   BAN Series 2007B                                                       3.66%   12/06/07 (a)(b)(c)          3,000          3,000
   Refunding Bonds Series 1995                                            3.75%   01/02/08 (a)                2,000          2,000
PUERTO RICO ELECTRIC POWER AUTH
   Power Refunding RB Series UU                                           3.63%   12/06/07 (a)(b)(c)          6,060          6,060
   Power Refunding RB Series UU                                           4.03%   01/02/08 (a)                5,000          4,540
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series N                                   4.04%   01/01/08 (a)               38,250         35,461
   Transportation Refunding RB Series N                                   4.12%   01/01/08 (a)               30,000         28,103
PUERTO RICO PUBLIC BUILDINGS AUTH
   Refunding RB Series L                                                  3.63%   12/06/07 (a)(b)(c)          1,500          1,500
PUERTO RICO SALES TAX FINANCING CORP
   Sales Tax RB Series 2007A                                              3.66%   12/06/07 (a)(b)(c)          2,500          2,500
   Sales Tax RB Series 2007A                                              3.78%   12/06/07 (b)(c)             7,500          7,500
                                                                                                                       -----------
                                                                                                                          104,469
                                                                                                                       -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $533,892)                                                                                                        510,183
                                                                                                                       -----------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $896,480 and the unrealized appreciation and depreciation were $4,285 and ($23,952), respectively, with a net unrealized depreciation of ($19,667).

(a) Credit-enhanced security.

(b) Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,199 or 17.5% of net assets.

(d) All or a portion of this security is held as collateral for open futures contracts.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
RB -- Revenue bond

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

TRAN -- Tax and revenue anticipation note

In addition to the above, the fund held the following at 11/30/07. All numbers are x1,000 except number of open futures contracts.

                                                          NUMBER OF     CONTRACT     UNREALIZED
                                                          CONTRACTS      VALUE         GAINS

FUTURES CONTRACTS
10 YEARS, SHORT, U.S. TREASURY NOTE, expires 03/19/08           (50)       5,660             37
5 YEARS, SHORT, U.S. TREASURY NOTE, expires 03/31/08           (570)      62,762            240
                                                                                     ----------
NET UNREALIZED GAINS                                                                        277

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 35.4%  FIXED-RATE OBLIGATIONS                          207,934          208,563
 64.0%  VARIABLE-RATE OBLIGATIONS                       387,452          376,920
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                               595,386          585,483
  0.6%  OTHER ASSETS AND LIABILITIES                                       3,661
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       589,144

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

FIXED-RATE OBLIGATIONS 35.4% OF NET ASSETS

ALABAMA 0.7%
--------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCE AUTH
   RB (Baptist Health System) Series 2005A                                5.00%   11/15/09                  1,565          1,582
HEALTH CARE AUTH FOR BAPTIST HEALTH
   Bonds Series 2006D                                                     5.00%   11/15/11                  1,600          1,661
MOBILE IDB
   Pollution Control Refunding RB (International Paper) Series 1994A      4.65%   12/01/11                    600            606
                                                                                                                     -----------
                                                                                                                           3,849

ARIZONA 0.2%
--------------------------------------------------------------------------------------------------------------------------------
PINAL CNTY
   COP Series 2004                                                        4.00%   12/01/07                  1,150          1,150

ARKANSAS 0.9%
--------------------------------------------------------------------------------------------------------------------------------
FORT SMITH
   Sales & Use Tax Refunding & Improvement Bonds Series 2006              4.00%   09/01/14 (a)              3,310          3,398
   Sales & Use Tax Refunding & Improvement Bonds Series 2006              3.95%   09/01/15 (a)              2,035          2,079
                                                                                                                     -----------
                                                                                                                           5,477

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

CALIFORNIA 0.2%
--------------------------------------------------------------------------------------------------------------------------------
IMPERIAL REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Notes Series 2006                           4.50%   12/01/08                  1,300          1,316

DISTRICT OF COLUMBIA 0.2%
--------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA HFA
   Capital Program RB (Housing Auth Modernization) Series 2005            5.00%   07/01/08 (a)              1,000          1,010

FLORIDA 3.2%
--------------------------------------------------------------------------------------------------------------------------------
CITIZENS PROPERTY INSURANCE CORP
   High-Risk Account Sr Secured Refunding Bonds Series 2007A              5.00%   03/01/10 (a)              5,000          5,172
EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT
   Special Assessment RB Series 2006B                                     5.00%   05/01/11                    695            660
FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORPORATION
   RB Series 2006A                                                        5.00%   07/01/09                  5,000          5,126
HIGHLANDS CNTY HEALTH FACILITIES AUTH
   Hospital RB (Adventist Health System/Sunbelt Obligated Group)
   Series 2005I                                                           5.00%   11/16/09                  3,150          3,226
   Hospital Refunding RB (Adventist Health System/Sunbelt Obligated
   Group) Series 2005A                                                    5.00%   11/15/09                    250            255
   Hospital Refunding RB (Adventist Health System/Sunbelt Obligated
   Group) Series 2005B                                                    5.00%   11/15/09                    500            511
ORLANDO
   Capital Improvement Special RB Series 2005B                            5.00%   04/01/08                  2,460          2,473
UNIVERISTY OF FLORIDA ATHLETIC ASSOCIATION
   RB Series 2005                                                         3.30%   10/01/08 (a)              1,500          1,496
                                                                                                                     -----------
                                                                                                                          18,919

ILLINOIS 0.3%
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS EDUCATION FACILITIES AUTH
   RB (University of Chicago) Series 1998B                                4.05%   07/01/09                  2,000          2,019

INDIANA 0.7%
--------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH & EDUCATIONAL FACILITY FINANCING AUTH
   Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B    5.00%   02/15/08                    725            727
   Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B    5.00%   02/15/09                    720            732
SEYMOUR
   Economic Development Refunding RB (Union Camp Corp) Series 1992        6.25%   07/01/12                  2,670          2,875
                                                                                                                     -----------
                                                                                                                           4,334

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

IOWA 0.3%
--------------------------------------------------------------------------------------------------------------------------------
IOWA FINANCE AUTH
   Health Facilities Development Refunding RB (Care Initiatives)
   Series 2006A                                                           5.25%   07/01/10                  1,450          1,471

LOUISIANA 1.0%
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
   GO Match Bonds Series 2006B                                            5.00%   07/15/11 (a)              2,000          2,103
   GO Refunding Bonds Series 1998A                                        5.25%   04/15/08 (a)              4,000          4,067
                                                                                                                     -----------
                                                                                                                           6,170

MASSACHUSETTS 0.8%
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Bonds Consolidated Loan Series 1992D                                6.00%   05/01/08                  2,275          2,300
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   RB (Linden Ponds) Series 2007A                                         5.00%   11/15/10                  1,000          1,004
   RB (Linden Ponds) Series 2007A                                         5.13%   11/15/12                  1,150          1,158
                                                                                                                     -----------
                                                                                                                           4,462

MICHIGAN 0.9%
--------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Sewage Disposal System Second Lien RB Series 2001D2                    5.50%   01/01/12 (a)              5,000          5,365

MISSISSIPPI 0.1%
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTH
   RB (Mississippi Baptist Health Systems) Series 2007A                   5.00%   08/15/09                    500            510

MISSOURI 1.6%
--------------------------------------------------------------------------------------------------------------------------------
BI-STATE DEVELOPMENT AGENCY OF THE MISSOURI-ILLINOIS METROPOLITAN
   DISTRICT
   Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink
   Cross Cnty Extension) Series 2005A                                     3.95%   10/01/09 (a)              3,000          3,025
KANSAS CITY INTERNATIONAL AIRPORT
   General Improvement Refunding RB Series 2005H                          5.00%   09/01/08                  6,480          6,551
                                                                                                                     -----------
                                                                                                                           9,576

NEVADA 1.5%
--------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SPECIAL IMPROVEMENT DIST #121
   (Southern Highlands Area) Subordinate Local Improvement Refunding      4.35%   12/01/13
   Bonds Series 2006B                                                                                         460            455
   (Southern Highlands Area) Subordinate Local Improvement Refunding      4.50%   12/01/13
   Bonds Series 2006B                                                                                         480            473
   (Southern Highlands Area) Subordinate Local Improvement Refunding      4.60%   12/01/13
   Bonds Series 2006B                                                                                         245            241

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

HENDERSON
   Health Facility RB (Catholic Healthcare West) Series 2005B             5.00%   07/01/08                  3,000          3,024
   Health Facility RB (Catholic Healthcare West) Series 2007B             4.00%   07/01/12                  2,000          2,007
HENDERSON LOCAL IMPROVEMENT DISTRICT NO. T-18                             4.60%   09/01/11
   Limited Obligation Improvement (Inspirada) Bonds                                                         2,025          1,957
NORTH LAS VEGAS SPECIAL IMPROVEMENT DIST # 60
   Subordinate Local Improvement Refunding Bonds (Aliante) Series         4.15%   12/01/07
   2006B                                                                                                      590            587
   Subordinate Local Improvement Refunding Bonds (Aliante) Series         4.35%   12/01/07
   2006B                                                                                                      305            302
                                                                                                                     -----------
                                                                                                                           9,046

NEW JERSEY 0.2%
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   School Facilities Construction Bonds Series 2005O                      3.25%   03/01/08                  1,100          1,099

NEW MEXICO 0.8%
--------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
   Pollution Control Refunding RB (Southern California Edison) Series
   2005A                                                                  3.55%   04/01/10 (a)              4,850          4,847

NEW YORK 6.5%
--------------------------------------------------------------------------------------------------------------------------------
BUFFALO & FORT ERIE PUBLIC BRIDGE AUTH
   Toll Bridge System Refunding RB Bonds Series 2005                      4.00%   01/01/08 (a)              5,000          5,073
METROPOLITAN TRANSPORTATION AUTH
   Commuter Facilities Service Contract Bonds Series 1997-3               7.38%   07/01/08                    505            517
NEW YORK STATE DORMITORY AUTH
   Mortgage Hospital RB (The New York and Presbyterian Hospital)
   Series 1998                                                            4.75%   08/01/16 (a)              7,000          7,081
   State University Educational Facilities RB Series 1990C                7.38%   05/15/10                  1,280          1,348
   Third General Resolution RB (State University Educational
   Facilities) Series 2002B                                               5.25%   05/15/12 (a)              5,000          5,376
NEW YORK STATE POWER AUTH
   General Purpose Bonds Series W                                         6.50%   01/01/08                    560            561
PATCHOGUE-MEDFORD UNION FREE SD
   TAN 2007-2008                                                          4.50%   06/27/08                 10,000         10,056
TROY IDA
   Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E      4.05%   09/01/11                  8,000          8,164
                                                                                                                     -----------
                                                                                                                          38,176

NORTH CAROLINA 2.3%
--------------------------------------------------------------------------------------------------------------------------------
FAYETTEVILLE
   Public Works Commission Revenue Notes Series 2005                      3.55%   01/15/08 (a)              1,260          1,260
NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY
   Power System Refunding RB Series 1993B                                 7.00%   01/01/08                 11,230         11,255

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

NORTH CAROLINA MEDICAL CARE COMMISSION
   RB (Carolina Medicorp) Series 1996                                     5.13%   05/01/16                  1,000          1,005
                                                                                                                     -----------
                                                                                                                          13,520

NORTH DAKOTA 0.3%
--------------------------------------------------------------------------------------------------------------------------------
WARD CNTY
   Health Care Facilities RB (Trinity Obligated Group) Series 2006        5.00%   07/01/09                    465            470
   Health Care Facilities RB (Trinity Obligated Group) Series 2006        5.00%   07/01/11                  1,000          1,024
                                                                                                                     -----------
                                                                                                                           1,494

OHIO 1.7%
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN MUNICIPAL POWER-OHIO
   Electricity Purchase RB (2007A Prepayment Issue)                       5.00%   02/01/11                 10,000         10,210

OREGON 0.1%
--------------------------------------------------------------------------------------------------------------------------------
FOREST GROVE
   Student Housing RB (Oak Tree Foundation) Series 2007                   5.00%   03/01/14 (d)                465            458

PENNSYLVANIA 2.1%
--------------------------------------------------------------------------------------------------------------------------------
HARRISBURG AUTH
   Guaranteed Resource Recovery Facility Refunding RB Series 1998A        5.00%   09/01/21 (a)              7,055          7,181
SOUTHCENTRAL GENERAL AUTH
   Guaranteed Resource Recovery Facility RB Series 2001                   4.50%   12/01/08 (a)              5,000          5,060
                                                                                                                     -----------
                                                                                                                          12,241

TENNESSEE 0.9%
--------------------------------------------------------------------------------------------------------------------------------
TENNESSEE ENERGY ACQUISITION CORP
   Gas Project RB Series 2006A                                            5.00%   09/01/09                  5,000          5,075

TEXAS 5.5%
--------------------------------------------------------------------------------------------------------------------------------
BRAZOS RIVER AUTH
   Refunding RB (Houston Industries) Series 1998A                         5.13%   05/01/19 (a)              1,750          1,793
CORPUS CHRISTI ISD
   Unlimited Tax Refunding Bonds Series 2005                              5.00%   08/15/12 (a)              2,110          2,112
HARRIS CNTY HEALTH FACILITIES DEVELOPMENT CORP
   Hospital RB (Memorial Hermann Hospital System) Series 1998             5.25%   06/01/27 (a)              2,200          2,239
NORTH EAST ISD
   Unlimited Tax School Building Bonds Series 2007A                       0.00%   08/01/09 (a)              1,500          1,417
NORTH TEXAS TOLLWAY AUTH
   BAN Series 2007                                                        4.13%   11/19/08                 15,000         15,001
   Dallas North Tollway System Refunding RB Series 2003B                  5.00%   07/01/08 (a)              3,000          3,029

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

SPRING ISD
   Unlimited Tax Schoolhouse Bonds Series 2005A                           5.00%   08/15/29 (a)(b)           5,000          5,059
TARRANT CNTY CULTURAL EDUCATION FACILITIES FINANCE CORP
   RB (Buckner Retirement Services) Series 2007                           5.00%   11/15/08                    745            756
TOMBALL HOSPITAL AUTH
   Refunding RB Series 2005                                               5.00%   07/01/09                  1,205          1,218
                                                                                                                     -----------
                                                                                                                          32,624

WASHINGTON 2.4%
------------------------------------------------------------------------------------------------------------------------------
ENERGY NORTHWEST
   Electric Refunding RB (Project 1) Series 2006A                         5.00%   07/01/11                  5,000          5,279
KING CNTY
   Limited Tax GO Bonds (Baseball Stadium) Series 1997D                   5.60%   12/01/09                  6,710          6,855
WASHINGTON HIGHER EDUCATION FACILITIES AUTH
   Refunding RB (University of Puget Sound) Series 2006A                  5.00%   04/01/08 (a)              2,000          2,011
                                                                                                                     -----------
                                                                                                                          14,145
                                                                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $207,934)                                                                                                       208,563
                                                                                                                     -----------

VARIABLE-RATE OBLIGATIONS 64.0% OF NET ASSETS

ALABAMA 0.8%
--------------------------------------------------------------------------------------------------------------------------------
CHATOM INDUSTRIAL DEVELOPMENT BOARD
   Gulf Opportunity Zone Bonds (Alabama Electric Cooperative) Series
   2007A                                                                  5.25%   12/07/07 (a)              4,590          4,590

ARIZONA 4.6%
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   Hospital RB (Phoenix Children's Hospital) Series 2007A                 4.58%   12/06/07                 20,500         20,290
MARICOPA CNTY IDA
   M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B         5.97%   12/20/07 (d)              6,755          6,754
                                                                                                                     -----------
                                                                                                                          27,044

CALIFORNIA 1.3%
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Obligated Group)                               8.00%   12/27/07 (a)              7,850          7,850

FLORIDA 7.5%
--------------------------------------------------------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
   Refunding RB (Shands HealthCare) Series 2007B                          4.64%   12/03/07                 10,210          9,531
CAPITAL TRUST AGENCY
   RB (Atlantic Housing Foundation) Sr Series 2005A                       5.75%   12/04/07                 17,400         17,400
GULF BREEZE
   Capital Funding RB Series 1997A                                        5.19%   12/03/07 (a)              5,095          5,352

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

ORANGE CNTY HEALTH FACILITIES AUTH
   Hospital RB (Orlando Regional Healthcare System) Series 1999A          6.50%   12/27/07 (a)              6,025          6,025
SARASOTA CNTY PUBLIC HOSPITAL BOARD
   RB (Sarasota Memorial Hospital) Series 2003A                           3.70%   12/03/07 (a)              6,000          6,000
                                                                                                                     -----------
                                                                                                                          44,308

ILLINOIS 0.4%
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
   RB (Resurrection Health Care) Series 2005D                             5.00%   12/06/07                  2,400          2,400

LOUISIANA 5.1%
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PUBLIC FACILITIES AUTH
   Equipment & Capital Facilities RB (Pooled Loan) Series 2002A           3.73%   12/06/07 (a)             10,810         10,810
   Hospital RB (Franciscan Missionaires of Our Lady Health System)
   Series 2005C                                                           6.50%   12/28/07                 16,625         16,625
   RB (Blood Center Properties) Series 2000                               3.85%   12/06/07 (a)              2,700          2,700
                                                                                                                     -----------
                                                                                                                          30,135

MASSACHUSETTS 6.8%
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Refunding Bonds Series 2006C                                        3.65%   12/01/07 (a)             10,395         10,146
   GO Refunding Bonds Series 2007A                                        3.84%   02/01/08                 25,000         23,880
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
   RB (New England Medical Center Hospitals) Series G2                    3.95%   01/02/08 (a)              6,000          6,000
                                                                                                                     -----------
                                                                                                                          40,026

MICHIGAN 1.8%
--------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Sewage System Disposal Sr Lien Refunding RB Series 2006D               4.11%   01/02/08 (a)              4,890          4,625
MICHIGAN STATE STRATEGIC FUND
   Limited Obligation Refunding RB (Dow Chemical) Series 2003B1           4.12%   12/05/07                  6,100          6,100
                                                                                                                  --------------
                                                                                                                          10,725

MISSISSIPPI 2.4%
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI BUSINESS FINANCE CORP
   Gulf Opportunity Zone Bonds (Coast Electric Power Association)
   Series 2007C                                                           5.25%   01/04/08 (a)              5,000          5,000
   Gulf Opportunity Zone Bonds (South Mississippi Electric Power
   Association) Series 2007A                                              5.25%   01/04/08 (a)              9,075          9,075
                                                                                                                  --------------
                                                                                                                          14,075

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

MISSOURI 0.1%
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
   Educational Facilities RB (St Louis University) Series 2006A           3.61%   12/03/07 (a)(b)             835            835

NEBRASKA 1.8%
--------------------------------------------------------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
   Gas Project RB (Project No. 1) Series 2007B                            4.05%   12/03/07                  2,000          1,955
   Gas Project RB (Project No. 1) Series 2007B                            4.39%   12/03/07                 10,000          8,943
                                                                                                                     -----------
                                                                                                                          10,898

NEW JERSEY 3.7%
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   Cigarette Tax RB Series 2004                                           3.98%   12/06/07 (b)(c)           4,795          4,795
   School Facilities Construction Bonds Series 2005O                      3.78%   12/06/07 (b)(c)           9,995          9,995
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
   RB (Catholic Health East) Series 2007E                                 4.52%   02/15/08                  7,960          7,134
                                                                                                                     -----------
                                                                                                                          21,924

NEW YORK 4.6%
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
   GO Bonds Fiscal 2002 Series A6                                         3.50%   12/03/07 (a)(b)           3,065          3,065
   GO Bonds Fiscal 2006 Series I3                                         3.53%   12/03/07 (a)              2,000          2,000
   GO Bonds Fiscal 2006 Series I5                                         3.50%   12/03/07 (a)              5,000          5,000
NEW YORK CITY IDA
   Pilot RB (Yankee Stadium) Series 2006                                  3.55%   12/01/07 (a)             15,360         15,023
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Second General Resolution RB Fiscal 2007 Series CC1                    3.52%   12/03/07 (b)              1,000          1,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
   Recovery Bonds Fiscal 2003 Series 2A                                   3.50%   12/03/07 (b)                990            990
                                                                                                                     -----------
                                                                                                                          27,078

NORTH CAROLINA 0.8%
--------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
   Student Housing RB Series 2004B                                        6.00%   12/06/07 (a)(b)           4,500          4,500

OHIO 0.9%
--------------------------------------------------------------------------------------------------------------------------------
OHIO AIR QUALITY DEVELOPMENT AUTH
   Refunding RB (Cincinnati Gas & Electric Co) Series 1995A               3.95%   12/05/07                  5,100          5,100

OKLAHOMA 1.4%
--------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B         6.20%   12/27/07 (d)              8,000          7,981

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY         FACE AMOUNT       VALUE
   TYPE OF SECURITY, SERIES                                               RATE         DATE           ($ X 1,000)    ($ X 1,000)

PENNSYLVANIA 5.1%
--------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH                                  4.41%   02/01/08
   Univ of Pittsburgh Medical Center RB Series 2007A1                                                       5,000          4,733
LEHIGH CNTY GENERAL PURPOSE AUTH                                          4.64%   02/15/08
   Hospital RB (Saint Luke's Hospital of Bethlehem) Series 2007                                             9,965          8,520
SAYRE HEALTH CARE FACILITIES AUTH                                         4.52%   12/01/07
   RB (Guthrie Health) Series 2007                                                                          8,500          7,944
SCHUYLKILL CNTY IDA                                                       3.84%   12/05/07
   Resource Recovery Refunding RB (WPS Westwood Generation)                                                 8,975          8,975
                                                                                                                     -----------
                                                                                                                          30,172

SOUTH CAROLINA 1.7%
--------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA JOBS EDA
   Hospital Improvement RB (Palmetto Health) Series 2007                  4.33%   12/06/07                 10,000         10,000

TENNESSEE 2.1%
--------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY CNTY PUBLIC BUILDING AUTH
   Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002             3.62%   12/03/07 (a)              3,100          3,100
SHELBY CNTY HEALTH, EDUCATION & HOUSING FACILITY BOARD
   RB (Baptist Memorial Health Care) Series 2004A                         5.00%   10/01/08                  9,000          9,099
                                                                                                                     -----------
                                                                                                                          12,199

TEXAS 9.1%
--------------------------------------------------------------------------------------------------------------------------------
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
   Gas Supply RB Sr Lien Series 2006B                                     4.15%   12/17/07                 14,815         14,580
   Gas Supply RB Sr Lien Series 2006B                                     4.37%   12/17/07                  2,000          1,894
   Gas Supply RB Sr Lien Series 2006B                                     4.52%   12/17/07                 15,000         13,065
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP II
   Gas Supply RB Series 2007B                                             4.03%   12/06/07                 25,000         23,816
                                                                                                                     -----------
                                                                                                                          53,355

WASHINGTON 2.0%
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON HEALTH CARE FACILITIES AUTH
   RB (Overlake Hospital Medical Center) Series 2005C1                    6.29%   01/02/08 (a)              8,325          8,325
   RB (Overlake Hospital Medical Center) Series 2005C2                    5.24%   12/12/07 (a)              2,000          2,000
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.1) Series 1993A                       3.90%   01/02/08 (a)              1,400          1,400
                                                                                                                     -----------
                                                                                                                          11,725
                                                                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $387,452)                                                                                                       376,920
                                                                                                                     -----------

SCHWAB TAX-FREE YIELDPLUS FUND
PORTFOLIO HOLDINGS (Unaudited) continued
--------------------------------------------------------------------------------
END OF INVESTMENTS.

At 11/30/07, the tax basis cost of the fund's investments was $595,303 and the unrealized appreciation and depreciation were $1,005 and ($10,825), respectively, with a net unrealized depreciation of ($9,820).

(a) Credit-enhanced security.

(b) Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,790 or 2.5% of net assets.

(d) Illiquid and/or restricted security.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDB -- Industrial development board
ISD -- Independent School District
M/F -- Multi-family
RB -- Revenue bond
SD -- School District
TAN -- Tax antipication note

SCHWAB INVESTMENTS
SCHWAB INFLATION-PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 94.9%   U.S. GOVERNMENT SECURITIES                     184,119          193,289
  3.2%   CORPORATE BONDS                                  7,032            6,561
  0.2%   PREFERRED STOCK                                    509              427
  2.1%   SHORT-TERM INVESTMENTS                           4,209            4,209
--------------------------------------------------------------------------------
100.4%   TOTAL INVESTMENTS                              195,869          204,486
 (0.4)%  OTHER ASSETS AND LIABILITIES                                      (886)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      203,600

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
U.S. GOVERNMENT SECURITIES 94.9% OF NET ASSETS

U.S. TREASURY OBLIGATION  94.9%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES
   3.88%, 01/15/09                                        4,100            4,239
   4.25%, 01/15/10                                        1,952            2,090
   0.88%, 04/15/10                                        5,866            5,850
   3.50%, 01/15/11                                        3,594            3,872
   2.38%, 04/15/11                                       22,522           23,492
   3.38%, 01/15/12                                        5,143            5,615
   2.00%, 04/15/12                                        8,980            9,304
   3.00%, 07/15/12                                       16,931           18,347
   1.88%, 07/15/13                                        4,427            4,575
   2.00%, 01/15/14                                        8,040            8,323
   1.63%, 01/15/15                                       16,079           16,196
   1.88%, 07/15/15                                        6,968            7,142
   2.00%, 01/15/16                                        8,903            9,184
   2.50%, 07/15/16                                        3,304            3,549
   2.38%, 01/15/17                                       11,011           11,708
   2.63%, 07/15/17                                        7,243            7,888
   2.38%, 01/15/25                                       12,522           13,322
   2.00%, 01/15/26                                       13,436           13,568
   2.38%, 01/15/27                                        2,058            2,206
   3.63%, 04/15/28                                        7,168            9,224
   3.88%, 04/15/29                                        8,181           10,993
   3.38%, 04/15/32                                        1,997            2,602
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $184,119)                                                          193,289
                                                                     -----------
CORPORATE BONDS 3.2% OF NET ASSETS

FINANCE  2.3%
--------------------------------------------------------------------------------
BANKING  0.6%
UBS PREFERRED FUNDING TRUST II
   7.25%, 12/26/07 (a)(b)                                   250              263
WASHINGTON MUTUAL BANK NV
   5.00%, 02/01/08 (a)                                    1,000              931
                                                                     -----------
                                                                           1,194
FINANCE COMPANY  1.2%
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36                                          250              214
COUNTRYWIDE HOME LOAN
   4.25%, 12/19/07                                          950              941
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/10 (a)(b)(c)                                250              249
RESIDENTIAL CAPITAL LLC
   8.54%, 01/17/08 (a)(b)(c)                                325              141
SLM CORP.
   5.29%, 01/25/08 (a)                                      840              828
                                                                     -----------
                                                                           2,373
INSURANCE  0.5%
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/16 (a)(b)                                   250              242
LIBERTY MUTUAL GROUP, INC.
   7.80%, 03/15/37 (b)(c)                                   300              273
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)                                250              257
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS PASS-THROUGH
   5.66%, 12/10/07 (a)(b)(c)                                400              272
                                                                     -----------
                                                                           1,044
                                                                     -----------
                                                                           4,611
INDUSTRIAL  0.8%
--------------------------------------------------------------------------------
COMMUNICATIONS  0.1%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)                                      250              259
US UNWIRED, INC.
   10.00%, 06/15/12 (b)                                      50               53
                                                                     -----------
                                                                             312
CONSUMER CYCLICAL  0.4%
FORD MOTOR CREDIT CO.
   4.95%, 01/15/08                                          450              448
TOLL CORP.
   8.25%, 02/01/11 (b)                                      400              376
                                                                     -----------
                                                                             824

SCHWAB INFLATION-PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
CONSUMER NON-CYCLICAL  0.3%
REYNOLDS AMERICAN, INC.
   7.75%, 06/01/18 (b)                                      500              553
                                                                     -----------
                                                                           1,689
UTILITIES  0.1%
--------------------------------------------------------------------------------
NATURAL GAS  0.1%
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/16 (a)(b)                                   250              261
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $7,032)                                                              6,561
                                                                     -----------

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
PREFERRED STOCK 0.2% OF NET ASSETS

SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)(c)               350              427
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $509)                                                                  427
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

REPURCHASE AGREEMENT  2.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 11/30/07, due 12/03/07 at 4.33%, with a
   maturity value of $4,110 (fully
   collateralized by Federal Home Loan Bank with
   a value of $4,236)                                     4,109            4,109

U.S. TREASURY OBLIGATION  0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   3.74%, 12/27/07 (d)                                      100              100
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,209)                                                              4,209
                                                                     -----------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $195,955, and the unrealized appreciation and depreciation were $9,100 and ($569), respectively, with a net unrealized appreciation of $8,531.

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,619 or 0.8% of net assets.

(d) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 11/30/07. All numbers are x 1,000 except number of futures contracts.

                                       NUMBER OF      CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE       GAINS/LOSSES
FUTURES CONTRACTS

10 YEARS, SHORT, U.S. TREASURY
   NOTE expires 03/19/08                     (51)        5,773             (100)
2 YEARS, SHORT, U.S. TREASURY
   NOTE expires 03/31/08                     (29)        6,093              (37)
30 YEARS, LONG, U.S. TREASURY
   BOND expires 03/19/08                      40         4,688               53
5 YEARS, LONG, U.S. TREASURY
   NOTE expires 03/31/08                      75         8,258              100
                                                                    -----------
NET UNREALIZED GAINS                                                         16
                                                                    -----------

SCHWAB INVESTMENTS
SCHWAB(R) PREMIER INCOME FUND

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 32.5%   CORPORATE BONDS                                54,282           53,998
  8.0%   ASSET-BACKED OBLIGATIONS                       12,871           13,227
 40.9%   MORTGAGE-BACKED SECURITIES                     66,586           67,824
 17.8%   U.S. GOVERNMENT SECURITIES                     29,486           29,573
  0.1%   PREFERRED STOCK                                   213              193
  6.1%   SHORT-TERM INVESTMENTS                         10,125           10,127
--------------------------------------------------------------------------------
105.4%   TOTAL INVESTMENTS                             173,563          174,942
 (4.8)%  SHORT SALES                                    (7,945)          (7,974)
 (0.6)%  OTHER ASSETS AND LIABILITIES                                    (1,069)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     165,899

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
CORPORATE BONDS 32.5% OF NET ASSETS

FINANCE 19.4%
--------------------------------------------------------------------------------
BANKING  11.3%
BANKBOSTON CAPITAL TRUST III
   6.44%, 12/17/07 (a)(b)                                   175              153
BARCLAYS BANK PLC
   7.43%, 09/29/49 (b)(d)                                 1,000            1,013
BCI US FUNDING TRUST
   8.01%, 12/29/49 (b)(c)(d)                              1,311            1,342
CAPITAL ONE BANK FSB
   5.80%, 12/13/07 (a)                                    1,000              960
MIZUHO JGB INVESTMENT LLC
   9.87%, 12/31/49 (b)(c)(d)                              2,000            2,060
NATEXIS AMBS CO., LLC
   8.44%, 12/29/49 (b)(c)(d)                              1,450            1,485
RESONA PREFERRED GLOBAL SECURITIES
   7.19%, 12/29/49 (b)(c)(d)                              2,000            1,906
ROYAL BANK OF SCOTLAND GROUP PLC
   7.64%, 03/31/49 (b)(d)                                 1,130            1,149
SKANDINAVISKA ENSKILDA BANKEN AB
   7.50%, 03/29/49 (b)(c)(d)                              2,400            2,476
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 12/29/49 (b)(c)(d)                              5,000            5,164
WASHINGTON MUTUAL BANK NV
   5.00%, 02/01/08 (a)(d)                                 1,000              930
                                                                     -----------
                                                                          18,638
BROKERAGE  0.6%
LEHMAN BROTHERS HOLDINGS, INC.
   6.50%, 07/19/17 (b)(d)                                 1,000            1,009
FINANCE COMPANY  3.5%
COUNTRYWIDE HOME LOAN
   4.25%, 12/19/07                                        3,500            3,465
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/35 (b)(d)                                 1,000              907
SLM CORP.
   5.28%, 01/25/08 (a)(d)                                   720              691
   5.29%, 01/25/08 (a)(d)                                   800              789
                                                                     -----------
                                                                           5,852
INSURANCE  4.0%
AXA S.A.
   6.22%, 12/03/07 (a)(b)                                 5,000            5,000
XL FINANCIAL ASSURANCE LTD. -
   TWIN REEFS PASS-THROUGH
   5.66%, 12/10/07 (a)(b)(c)(d)                           1,000              679
ZFS FINANCE USA TRUST III
   6.84%, 12/17/07 (a)(b)(c)(d)                           1,000              973
                                                                     -----------
                                                                           6,652
                                                                     -----------
                                                                          32,151
INDUSTRIAL  11.9%
--------------------------------------------------------------------------------
BASIC INDUSTRY  1.3%
EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORP.
   10.63%, 05/01/11 (b)(d)                                2,023            2,124
COMMUNICATIONS  2.7%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)(d)                                 2,000            2,072
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12 (d)                                    1,000            1,162
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)(d)                                 1,166            1,218
                                                                     -----------
                                                                           4,452
CONSUMER CYCLICAL  6.3%
CIRCUS & ELDORADO/SILVER LEGACY CAPITAL CORP.
   10.13%, 03/01/12 (b)                                   1,000            1,040
CVS CAREMARK CORP.
   6.30%, 06/01/37 (b)(d)                                 1,000              981
FORD MOTOR CREDIT CO.
   4.95%, 01/15/08 (d)                                    1,000              996
   5.80%, 01/12/09 (d)                                    1,000              952
KB HOME
   8.63%, 12/15/08 (d)                                    1,899            1,866

SCHWAB(R) PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
MANDALAY RESORT GROUP
   9.38%, 02/15/10 (b)(d)                                 1,315            1,364
MGM MIRAGE, INC.
   6.75%, 02/01/08 (b)(d)                                   300              301
ROYAL CARIBBEAN CRUISES
   8.75%, 02/02/11 (d)                                    1,000            1,074
TOLL CORP.
   8.25%, 12/01/11 (b)(d)                                 1,000              945
WYNN LAS VEGAS CAPITAL CORP.
   6.63%, 12/01/14 (b)(c)(d)                              1,000              975
                                                                     -----------
                                                                          10,494
CONSUMER NON-CYCLICAL  0.6%
REYNOLDS AMERICAN, INC.
   7.75%, 06/01/18 (b)(d)                                 1,000            1,105
ENERGY  1.0%
HUSKY OIL LTD.
   8.90%, 08/15/28 (b)(d)                                 1,582            1,606
                                                                     -----------
                                                                          19,781
UTILITIES  1.2%
---------------------------------------------------------------------------------
ELECTRIC  0.6%
CENTERPOINT ENERGY RESOURCES CORP.
   6.13%, 11/01/17 (b)(d)                                 1,000            1,021
NATURAL GAS  0.6%
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/66 (b)(d)                                 1,000            1,045
                                                                     -----------
                                                                           2,066
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $54,282)                                                            53,998
                                                                     -----------
ASSET-BACKED OBLIGATIONS 8.0% OF NET ASSETS

ACE SECURITIES CORP.
Series 2006-ASP2 Class A2A
   4.86%, 12/26/07 (a)(b)(d)                                571              564
Series 2003-HS1 Class M3
   7.29%, 12/25/07 (a)(b)                                 1,500            1,316
AMERIQUEST MORTGAGE SECURITIES, INC.
   Series 2004-R10 Class M1
   5.49%, 12/26/07 (a)(b)(d)                              1,000              894
CAPITAL ONE AUTO FINANCE TRUST
   Series 2005-BSS Class A3
   4.08%, 11/15/09 (b)                                       65               65
CREDIT-BASED ASSET SERVICING AND SECURITIZATION LLC
   Series 2005-CB6 Class A2
   4.84%, 07/25/35 (b)(d)                                   859              855
HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
   Series 2006-4 Class A1F
   5.79%, 03/20/36 (b)(d)                                 1,357            1,349
HOME EQUITY ASSET TRUST
   Series 2006-3 Class 2A1
   4.86%, 12/26/07 (a)(b)(d)                                129              128
LONG BEACH MORTGAGE LOAN TRUST
   Series 2004-1 Class M6
   6.19%, 12/25/07 (a)(b)                                 3,000            2,702
MORGAN STANLEY ABS CAPITAL I
   Series 2003-NC6 Class M1
   5.99%, 12/26/07 (a)(b)(d)                              1,305            1,179
NOVASTAR HOME EQUITY LOAN
   Series 2004-4 Class M1
   5.41%, 12/26/07 (a)(b)(d)                              1,000              909
PARK PLACE SECURITIES, INC.
   Series 2004-MHQ1 Class M1
   5.49%, 12/26/07 (a)(b)(d)                              1,000              896
PINNACLE CAPITAL ASSET TRUST
   Series 2006-A Class B
   5.51%, 07/10/09 (b)(c)(d)                              2,000            2,001
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2006-KS7 Class A1
   4.84%, 12/26/07 (a)(b)(d)                                373              369
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $12,871)                                                            13,227
                                                                     -----------
MORTGAGE-BACKED SECURITIES 40.9 OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS  5.5%
--------------------------------------------------------------------------------
BANC OF AMERICA ALTERNATIVE LOAN TRUST
Series 2005-2 Class CBIO (I/O)
   5.50%, 03/25/35 (b)(d)                                 2,729              493
Series 2005-5 Class CBIO (I/O)
   5.50%, 06/25/35 (b)(d)                                 4,031              773
BANC OF AMERICA FUNDING CORP.
Series 2006-5 Class 30PO (P/O)
   0.00%, 09/25/23 (b)                                    1,319              857
Series 2007-1 Class 30PO (P/O)
   0.00%, 01/25/37 (b)                                    1,536              973
Series 2007-7 Class 30PO (P/O)
   0.00%, 09/25/37 (b)                                    3,249            2,033
BANC OF AMERICA MORTGAGE SECURITIES, INC.
Series 2007-1 Class 2PO (P/O)
   0.00%, 01/25/37 (b)(d)                                 1,301              947
Series 2007-1 Class 1PO (P/O)
   0.00%, 03/25/37 (b)(d)                                 2,783            2,014
Series 2007-3 Class 1PO (P/O)
   0.00%, 09/25/37 (b)(d)                                   890              709
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2004-J2 Class 3X (I/O)
   0.27%, 04/25/34 (b)(d)                                26,137              253
                                                                     -----------
                                                                           9,052
U.S. GOVERNMENT AGENCY MORTGAGES  35.4%
--------------------------------------------------------------------------------
FANNIE MAE
   6.11%, 05/01/19 (d)                                    3,613            3,654
   5.00%, 09/01/20 to 11/01/35(d)                        15,377           15,241
   5.50%, 04/01/21 to 01/01/36(d)                         6,371            6,420
   6.00%, 07/01/37                                       17,780           18,075

SCHWAB(R) PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
   6.50%, 11/01/37 (d)                                    7,500            7,715
FANNIE MAE INTEREST STRIPS
   5.50%, 01/25/36                                        2,509              593
   0.00%, 06/01/36 (d)                                    2,490            2,006
FREDDIE MAC REMICS
   5.50%, 09/15/22 to 02/15/23(d)                         3,778              107
FREDDIE MAC STRIPS
   0.00%, 08/01/35 (d)                                    3,974            3,028
   5.00%, 08/01/35                                        3,019              736
   5.55%, 05/15/36 (d)                                    5,027            1,197
                                                                     -----------
                                                                          58,772
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $66,586)                                                            67,824
                                                                     -----------
U.S. GOVERNMENT SECURITIES 17.8% OF NET ASSETS

U.S. TREASURY OBLIGATIONS  17.8%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   4.63%, 11/15/09 (d)                                    8,500            8,758
   3.38%, 11/30/12                                       15,260           15,238
   4.25%, 11/15/17 (d)                                    5,450            5,577
                                                                     -----------
                                                                          29,573
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $29,486)                                                            29,573
                                                                     -----------

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
PREFERRED STOCK 0.1% OF NET ASSETS

SOVEREIGN REAL ESTATE INVESTMENT TRUST                      158              193
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $213)                                                                  193
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 6.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  3.4%
--------------------------------------------------------------------------------
KINDER MORGAN ENERGY
   5.05%, 12/03/07                                        2,000            2,000
VIACOM, INC.
   5.10%, 12/05/07                                        3,600            3,599
                                                                     -----------
                                                                           5,599
REPURCHASE AGREEMENT  2.6%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   dated 11/30/07, due 12/03/07 at 4.33%, with
   a maturity value of $4,331 (fully
   collateralized by U.S. Government Agency
   Securities with a value of $4,466.)                    4,329            4,329

U.S. TREASURY OBLIGATIONS  0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   3.52%, 02/07/08 (d)                                      100              100
   3.03%, 02/28/08 (d)                                      100               99
                                                                     -----------
                                                                             199
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $10,125)                                                            10,127
                                                                     -----------

END OF INVESTMENTS.

At 11/30/07 the tax basis cost of the fund's investments was $173,563, and the unrealized appreciation and depreciation were $2,439 and ($1,060), respectively, with a net unrealized appreciation of $1,379.

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,061 or 11.5% of net assets.

(d) All or a portion of this security is held as collateral for futures contracts and short sales.

I/O -- Interest only
P/O -- Principal only

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT SALES 4.8% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES  4.8%
--------------------------------------------------------------------------------
FANNIE MAE TBA
   5.00%, 12/12/37                                        3,000            2,934
FANNIE MAE TBA
   5.50%, 12/12/37                                        2,500            2,499
FANNIE MAE TBA
   6.00%, 12/12/37                                        2,500            2,541
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $7,945)                                                          7,974
                                                                     -----------

END OF SHORT SALE POSITIONS.

SCHWAB(R) PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 11/30/07. All numbers are x 1,000 except number of futures contracts.

                                      NUMBER OF      CONTRACT       UNREALIZED
                                      CONTRACTS       VALUE        GAINS/ LOSSES
FUTURES CONTRACTS
10 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/19/08                   146        16,528               202
2 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/31/08                    97        20,381               (29)
5 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/31/08                    23         2,533                (1)
                                                                   ------------
NET UNREALIZED GAINS                                                        172
                                                                   ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments
              -------------------

By:   /s/ Randall W. Merk
      -------------------
      Randall W. Merk
      Chief Executive Officer

Date: January 3rd, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      -------------------
      Randall W. Merk
      Chief Executive Officer

Date: January 3rd, 2008

By:   /s/ George Pereira
      -------------------
      George Pereira
      Principal Financial Officer

Date: January 3rd, 2008